Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 3


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



    Van Kampen Merritt Insured Income Trust, Series 24 and Series 25
                             (Intermediate)
                          (Exact Name of Trust)


             Van Kampen American Capital Distributors, Inc.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


     Van Kampen American Capital
       Distributors, Inc.                  Chapman and Cutler
     Attention:  Don G. Powell             Attention: Mark J. Kneedy
     One Parkview Plaza                    111 West Monroe Street
     Oakbrook Terrace, Illinois 60181      Chicago, Illinois 60603
            (Name and complete address of agents for service)


    ( X ) Check  if it is proposed that this filing will become effective on December 22, 1995 pursuant to paragraph (b) of Rule 485.
SERIES 24

11,024 Units

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

 The above-named series of Van Kampen Merritt Insured Income Trust (the "Trust") consists of an insured portfolio of interest-bearing long-term debt obligations (the "Obligations") issued by public utilities. Each Unit represents a fractional undivided interest in the principal and net income of the Trust (see "Summary of Essential Financial Information" in this Part One and "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE

 The Public Offering Price of the Units of each Trust is equal to the aggregate bid price of the Obligations in the portfolio of such Trust divided by the number of Units of such Trust outstanding, plus a sales charge. The sales charge is based upon the years to average maturity of the Obligations in the portfolio. The sales charge ranges from 1.5% of the Public Offering Price (1.523% of the aggregate bid price of the Obligations) for a Trust with a portfolio with less than two years to average maturity to 5.7% of the Public Offering Price (6.045% of the aggregate bid price of the Obligations) for a Trust with a portfolio with sixteen or more years to average maturity. See "Summary of Essential Financial Information" in this Part One.

ESTIMATED CURRENT AND LONG-TERM RETURNS

Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information" in this Part One. The methods of calculating Estimated Current Return and Estimated Long-Term Return are set forth in Part Two of this Prosepectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is December 20, 1995

Van Kampen American Capital

VAN KAMPEN MERRITT INSURED INCOME TRUST, SERIES 24
Summary of Essential Financial Information
As of October 5, 1995
  Sponsor: Van Kampen American Capital Distributors, Inc.
Evaluator: American Portfolio Evaluation Services
           (A division of a subsidiary of the Sponsor)
  Trustee: The Bank of New York

                                                                                               VIIT
General Information
Principal Amount (Par Value) of Securities........................................ $      9,768,000
Number of Units...................................................................           11,024
Fractional Undivided Interest in Trust per Unit...................................         1/11,024
Public Offering Price:
 Aggregate Bid Price of Securities in Portfolio................................... $   9,643,809.90
 Aggregate Bid Price of Securities per Unit....................................... $         874.80
 Sales charge 6.045 % (5.7 % of Public Offering Price excluding principal cash)... $          52.78
 Principal Cash per Unit.......................................................... $         (1.54)
 Public Offering Price per Unit <F1>.............................................. $         926.04
Redemption Price per Unit......................................................... $         873.26
Excess of Public Offering Price per Unit over Redemption Price per Unit........... $          52.78
Minimum Value of the Trust under which Trust Agreement may be terminated.......... $   2,200,000.00
Annual Premium on Portfolio Insurance............................................. $      13,566.00


Minimum Principal Distribution.......$1.00 per Unit
Date of Deposit......................December 14, 1992
Mandatory Termination Date...........December 31, 2041
Evaluator's Annual Supervisory Fee...Maximum of $0.25 per Unit
Evaluator's Annual Fee <F4>..........$3,284

Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

                                                                               Semi-
Special Information Based On Various Distribution Plans             Monthly    Annual
Calculation of Estimated Net Annual Unit Income:
 Estimated Annual Interest Income per Unit......................... $    70.56 $    70.56
 Less: Estimated Annual Expense excluding Insurance................ $     1.82 $     1.36
 Less: Annual Premium on Portfolio Insurance....................... $     1.23 $     1.23
 Estimated Net Annual Interest Income per Unit..................... $    67.51 $    67.97
Calculation of Estimated Interest Earnings per Unit:
 Estimated Net Annual Interest Income.............................. $    67.51 $    67.97
 Divided by 12 and 2, respectively................................. $     5.63 $    33.99
Estimated Daily Rate of Net Interest Accrual per Unit.............. $   .18753 $   .18879
Estimated Current Return Based on Public Offering Price <F2><F3>...     7.28 %     7.33 %
Estimated Long-Term Return <F2><F3>................................     6.78 %     6.83 %


Record and Computation Dates....FIRST day of the month as follows: monthly - each month; and semi-annual June and  December.
Distribution Dates..............FIFTEENTH day of the month as follows: monthly - each month; and semi-annual June and December.
                                $.91 and $.51 per $1,000 principal amount of Bonds, respectively, for those portions of the Trust
Trustee's Annual Fee............under the monthly and semi-annual distribution plans.

<F1>Plus accrued interest to the date of settlement (three business days after purchase) of $2.06 and $26.55 for those portions of the Trust under the monthly and semi-annual distribution plans.

<F2>The Estimated Current Return and Estimated Long-Term Return are increased for transactions entitled to a reduced sales charge.

<F3>The Estimated Current Return and Estimated Long-Term Return on an identical portfolio without the insurance obtained by the Trust would have been slightly higher.

<F4>Notwithstanding information to the Contrary in Part Two of this Prospectus, the Trust Indenture provides that as compensation for its services, the Evaluator shall receive a fee of $.30 per $1,000 principal amount of Bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

PORTFOLIO

In selecting Obligations for the Trust, the following facts, among others were considered by the Sponsor: (a) the quality of the Obligations and whether such obligations were rated "BBB-" by Standard & Poor's, A Division of The McGraw-Hill Companies or "Baa" by Moody's Investors Service, Inc., or, if not rated the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable acquisition by the Fund,
(b) the prices of the Obligations relative to other obligations of comparable quality and maturity, (c) the diversification of Obligations as to purpose of issue and location of issuer, (d) the availability and cost of insurance for the prompt payment of principal and interest on the Obligations and (e) whether the debt obligations were issued after July 18, 1984. The Trust consists of 9 issues, 7 of which have been issued by public utilities, 1 Taxable Municipal Bond and 1 U.S. Treasury Obligation. See "Portfolio" herein and "Description of Ratings" in Part Two.

PER UNIT INFORMATION

                                                                                                  1993<F1>          1994       1995
Net asset value per Unit at beginning of period.............................................. $      951.00 $   1,030.41 $   948.96
Net asset value per Unit at end of period.................................................... $    1,030.41 $     948.96 $   963.14
Distributions to Unitholders of investment income including accrued interest to carry paid
on Units redeemed (average Units outstanding for entire period) <F2>......................... $       28.66 $      76.00 $    76.57
Distributions to Unitholders from redemption proceeds of Obligations (average Units
outstanding for entire period)............................................................... $          -- $         -- $    29.36
Unrealized appreciation (depreciation) of Obigations (per Unit outstanding at end of period). $       55.08 $    (81.71) $    46.11
Distributions of investment income by frequency of payment <F2>
 Monthly..................................................................................... $       30.84 $      75.72 $    76.22
 Semiannual.................................................................................. $       18.29 $      76.20 $    76.83
Units outstanding at end of period...........................................................        11,217       11,165     11,054

<F1>For the period from December 14, 1992 (date of deposit) through August 31,
1993.

<F2>Unitholders may elect to receive distributions on a monthly or semi-annual basis.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of Van Kampen Merritt Insured Income Trust, Series 24:

We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio of Van Kampen Merritt Insured Income Trust, Series 24 as of August 31, 1995, and the related statements of operations and changes in net assets for the period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of obligations owned at August 31, 1995 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Merritt Insured Income Trust, Series 24 as of August 31, 1995, and the results of operations and changes in net assets for the period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995, in conformity with generally accepted accounting principles.

                                               GRANT THORNTON LLP

Chicago, Illinois
October 13, 1995

VAN KAMPEN MERRITT INSURED INCOME TRUST
SERIES 24
Statement of Condition
August 31, 1995

                                                                                                 VIIT
Trust property
 Cash................................................................................. $       41,409
 Securities at market value, (cost $10,176,289) (note 1)..............................     10,391,546
 Accrued interest.....................................................................        213,624
 Receivable for securities sold.......................................................             --
                                                                                       $   10,646,579
Liabilities and interest to Unitholders
 Cash overdraft....................................................................... $           --
 Redemptions payable..................................................................             --
 Interest to Unitholders..............................................................     10,646,579
                                                                                       $   10,646,579
Analysis of Net Assets
Interest of Unitholders (11,054 Units of fractional undivided interest outstanding)
 Cost to original investors of 11,217 Units (note 1).................................. $   11,217,000
 Less initial underwriting commission (note 3)........................................        549,540
                                                                                           10,667,460
 Less redemption of 163 Units.........................................................        154,029
                                                                                           10,513,431
Undistributed net investment income
 Net investment income................................................................      2,289,874
 Less distributions to Unitholders....................................................      2,025,154
                                                                                              264,720
 Realized gain (loss) on sale or redemption of Obligations............................       (20,183)
 Unrealized appreciation (depreciation) of Obligations (note 2).......................        215,257
 Distributions to Unitholders of sale or redemption proceeds of Obligations...........      (326,646)
 Net asset value to Unitholders....................................................... $   10,646,579
Net asset value per Unit (11,054 Units outstanding)................................... $       963.14

The accompanying notes are an integral part of this statement.

VAN KAMPEN MERRITT INSURED INCOME TRUST, SERIES 24
Statements of Operations
Period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995

                                                                                 1993          1994          1995
Investment income
 Interest income...................................................... $614,192       $     884,712 $     875,333
Expenses
 Trustee fees and expenses............................................  6,701                11,268        11,493
 Evaluator fees.......................................................  2,103                 3,451         3,284
 Insurance expense....................................................  9,666                15,328        15,499
 Supervisory fees.....................................................  1,416                 2,346         1,808
 Total expenses.......................................................  19,886               32,393        32,084
 Net investment income................................................  594,306             852,319       843,249
Realized gain (loss) from  sale or redemption of Obligations
 Proceeds.............................................................  --                   44,467       426,521
 Cost.................................................................  --                   47,422       443,749
 Realized gain (loss).................................................  --                  (2,955)      (17,228)
Net change in unrealized appreciation (depreciation) of Obligations...  617,856           (912,296)       509,697
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......$1,212,162     $    (62,932) $   1,335,718

Statements of Changes in Net Assets
Period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995

                                                                                                 1993           1994           1995
Increase (decrease) in net assets
Operations:
 Net investment income............................................................... $594,306        $      852,319 $      843,249
 Realized gain (loss) on sale or redemption of Obligations...........................  --                    (2,955)       (17,228)
 Net change in unrealized appreciation (depreciation) of Obligations.................  617,856             (912,296)        509,697
 Net increase (decrease) in net assets resulting from operations.....................  1,212,162            (62,932)      1,335,718
Distributions to Unitholders from:
 Net investment income...............................................................  (321,496)           (851,630)      (852,028)
 Sale or redemption proceeds of Obligations..........................................  --                         --      (326,646)
Redemption of Units                                                                    --                   (48,463)      (105,566)
 Total increase (decrease)...........................................................  890,666             (963,025)         51,478
Net asset value to Unitholders
 Beginning of period.................................................................  10,667,460         11,558,126     10,595,101
 End of period (including undistributed net investment income of $272,810, $273,499
and $264,720, respectively).......................................................... $11,558,126     $   10,595,101 $   10,646,579

The accompanying notes are an integral part of these statements.

VAN KAMPEN MERRITT INSURED INCOME TRUST
PORTFOLIO as of August 31,
1995

                                                                                                                         August 31,
                                                                                                                               1995
Port-                                                                                                    Redemption          Market
folio          Aggregate     Name of Issuer, Title, Interest Rate and  Maturity           Rating            Feature           Value
Item           Principal     Date                                                       (Note 2)           (Note 2)        (Note 1)
A         $          800,000 U.S. Treasury Strip  0.000% Due 02/15/20 ..............           NR                    $      140,000
B                  1,000,000 Niagara Mohawk Power Corporation  8.750% Due 04/01/22 .         BBB- 2002 @ 104              1,024,160
C                    750,000 Florida Power & Light Company Medium Term Notes
                             8.750% Due 04/15/22 ...................................           A+ 1996 @ 107.44             805,800
D                  2,000,000 City of Jacksonville, Florida, Health Care Facilities
                             Taxable Revenue Bonds, Series 1992  (HSI Support
                             Systems, Inc. Project) MBIA Insured  8.600% Due                      2003 @ 103
                             05/01/22 ..............................................          AAA 2003 @ 100 S.F.         2,129,480
E                  1,000,000 DuQuesne Light Company  8.750% Due 05/15/22 ...........         BBB+ 1997 @ 106.59           1,063,140
F                    568,000 Georgia Power Company  8.625% Due 06/01/22 ............           A+ 1995 @ 106.83             591,294
G                  1,700,000 Ohio Power Company, Medium Term Notes  (First
                             Mortgage)  8.750% Due 06/01/22 ........................           A- 1997 @ 106.57           1,804,397
H                    960,000 Southern California Edison Company  8.875% Due
                             06/01/24 ..............................................           AA 1996 @ 103.68             991,190
I                  1,750,000 Texas Utilities Electric  8.500% Due 08/01/24 .........         BBB+ 2002 @ 104.05           1,842,085
          $       10,528,000 .......................................................                                 $   10,391,546

The accompanying notes are an integral part of this statement.

VAN KAMPEN MERRITT INSURED INCOME TRUST

SERIES 24
Notes to Financial Statements
August 31, 1993, 1994 and 1995
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Obligations are stated at the value determined by the Evaluator, American Portfolio Evaluation Services (a division of a subsidiary of the Sponsor). The Evaluator may determine the value of the Obligations (1) on the basis of current bid prices of the Obligations obtained from dealers or brokers who customarily deal in Obligations comparable to those held by the Trust, (2) on the basis of bid prices for comparable Obligations, (3) by determining the value of the Obligations by appraisal or (4) by any combination of the above. The Trust maintains insurance which provides for the timely payment when due, of all principal and interest on Obligations owned by it. Except in cases in which Obligations are in default, or significant risk of default, this valuation does not include any value attributable to this insurance feature since the insurance terminates as to any Obligation at the time of its disposition.

Security Cost - The original cost to the Trust was based on the determination by Interactive Data Services, Inc. of the offering prices of the Obligations on the date of deposit (December 14, 1992). Since the valuation is based upon the bid prices the Trust recognized a downward adjustment of $54,000 on the date of deposit resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized appreciation reported in the financial statements for the period ended August 31, 1993.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Obligations in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes- Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies. Ratings marked * are by Moody's Investors Service, Inc. as these Bonds are not rated by Standard & Poor's, A Division of the McGraw-Hill Companies. N/R indicates that the Bond is not rated by Standard & Poor's, A Division of the McGraw-Hill Companies or Moody's Investors Service, Inc. The ratings shown represent the latest published ratings of the Bonds. For a brief description of rating symbols and their related meanings, see "Description of Securities
Ratings" in Part Two.

Redemption Feature - There is shown under this heading the year in which each issue of Bonds is initially or currently callable and the call price for that year. Each issue of Bonds continues to be callable at declining prices thereafter (but not below par value) except for original issue discount Bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. "P.R." indicates a bond has been prerefunded. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have an offering side evaluation which represents a premium over par. To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the Bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly distribution date to holders of record on the related monthly record date. The Estimated Current Return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see paragraph (3) under "Federal Tax Status of the Trusts" and "Annual Unit Income and Estimated Current Returns" in
Part Two.

NOTE 2 - PORTFOLIO (continued)

Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the Bonds in the Trust has been obtained by the Trust or by one of the Preinsured Bond Insurers (as indicated in the Bond name). Such insurance does not guarantee the market value of the Bonds or the value of the Units. For Bonds covered under the Trust's insurance policy the insurance is effective only while Bonds thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the Bond involved is payable by the issuer. Insurance expense for the period reflects adjustments for redeemed or sold Bonds.

An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying Bonds or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of Bonds in the portfolio as of the date of these financial statements.

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at August 31, 1995 is as follows:

Unrealized Appreciation    $    272,946
Unrealized Depreciation        (57,689)
                           $    215,257

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Obligations in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the Obligations per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Obligations. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the Obligations per Unit on the date of an investor's purchase plus a sales charge based upon the years to average maturity of the Obligations in the portfolio. The sales charge ranges from 1.5% of the public offering price (1.523% of the aggregate bid price of the Obligations) for a Trust with a portfolio with less than two years to average maturity to 5.7% of the public offering price (6.045% of the aggregate bid price of the Obligations) for a Trust with a portfolio with sixteen or more years to average maturity.

Compensation of Evaluator - The Evaluator receives a fee for providing portfolio supervisory services for the Trust ($.25 per Unit, not to exceed the aggregate cost of the Evaluator for providing such services to all applicable Trusts). In addition, the Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended August 31, 1993 and the years ended August 31, 1994 and 1995, 0 Units, 52 Units and 111 Units, respectively, were presented for redemption.

NOTE 5 - SUBSEQUENT EVENTS

The following bonds in the Van Kampen Merritt Insured Income Trust Series 24 were redeemed or sold subsequent to August 31, 1995:

Portfolio                 Par      Maturity
Item                   Called         Date        Price
             C        $750,000     04/15/22     $107.440
             E         $10,000     05/15/22         $105







VAN KAMPEN MERRITT
INSURED INCOME TRUST

PROSPECTUS
PART TWO

The Trust. The Trust consists of a series of unit investment trusts issued under the name Van Kampen Merritt Insured Income Trust. Each Trust consists of a portfolio principally comprised of long-term corporate debt obligations (certain of the Trusts are also comprised of long-term taxable municipal debt or government obligations).

Attention Foreign Investors. If you are not a United States citizen or resident, your interest income from this Trust may not be subject to Federal withholding taxes if certain conditions are met. See "Federal Taxation"
 .

Investment Objective of the Trust. The investment objective of the Trust is a high level of current income consistent with preservation of capital through a diversified investment in a fixed portfolio principally consisting of long-term corporate debt securities (and in certain Trusts long-term taxable municipal debt obligations) issued after July 18, 1984 (the "
Obligations"). See "Investment Objectives And Portfolio Selection"
 . There is no assurance that the Trust will achieve its objective. The payment of interest and the preservation of principal is, of course, dependent upon the continuing ability of the issuers and/or obligors of the Obligations and of the insurer thereof to meet their respective obligations. Units of the Trust are not insured by the FDIC, are not deposits or other obligations of or guaranteed by any depository institution or any government agency and are subject to investment risk, including possible loss of the principal amount invested.

The Trust and "AAA"Rating. Insurance guaranteeing the payments of principal and interest, when due, on the Obligations in the portfolio of the Trust has been obtained from an insurance company either by the Trust or by the issuer of the Obligations involved, by a prior owner of the Obligations or by the Sponsor prior to the deposit of such Obligations in the Trust. See " Insurance On The Obligations". Insurance obtained by the Trust applies only while the Obligations involved are retained in the Trust while insurance obtained on Preinsured Obligations is effective so long as such Obligations are outstanding. The Trustee, upon the sale of an Obligation insured under an insurance policy obtained by the Trust, has the right to obtain from the insurer involved permanent insurance for such Obligation upon the payment of a single predetermined insurance premium and any expenses related thereto from the proceeds of the sale of such Obligation. IT SHOULD BE NOTED THAT THE INSURANCE, IN EITHER CASE, RELATES ONLY TO THE OBLIGATIONS IN THE TRUST AND NOT TO THE UNITS OFFERED HEREBY OR TO THE MARKET VALUE THEREOF. As a result of such insurance, the Units of the Trust received a rating of "AAA"by
Standard & Poor's Ratings Group ("Standard & Poor's") on the date the Trust was created. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of the Trust or sales by the Trust of Obligations for less than the purchase price paid by the Trust will reduce payment to Unitholders of the interest and principal required to be paid on such Obligations. See "Insurance On The Obligations". No representation is made as to any insurer's ability to meet its commitments.

Public Offering Price. The secondary market Public Offering Price will be equal to the aggregate bid price of the Obligations in the Trust and cash, if any, in the Principal Account held or owned by such Trust plus the sales charge referred to under "Public Offering-General"plus an amount equal to the accrued interest from the most recent record of such Trust to the date of settlement (five business days after order) less distributions from the Interest Account subsequent to the most recent record date, if any. In addition, for Series 35 and subsequent series of the Trust the Public Offering Price will include Purchased Interest. If the Obligations in the Trust were available for direct purchase by investors, the purchase price of the Obligations would not include the sales charge included in the Public Offering Price of the Units. See "Public Offering".

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSIONOR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

Both parts of this Prospectus should be retained for future reference.

This Prospectus is dated as of the date of the Prospectus Part I accompanying this Prospectus Part II.

Van Kampen American Capital

 Estimated Current Return And Estimated Long-term Return. The estimated Long-Term Return to Unitholders were as set forth under "Summary of Essential Financial Information"in Part One of this Prospectus. The methods of calculating Estimated Current Return and Estimated Long-Term are set forth in the footnotes to the "Summary of Essential Financial
Information"in Part One of this Prospectus and under "Estimated
Current Return and Estimated Long-Term Return".

Distribution. Distributions of interest received by the Trust, pro-rated on an annual basis, will be made monthly for Series 35 and subsequent series of the Trust, and either semi-annually or monthly for prior series (see "Rights of Unitholders--Distributions of Interest and Principal").

Reinvestment Option. Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein. Foreign investors should note, however, that any interest distributions resulting from such a reinvestment program will be subject to U.S. Federal income taxes, including withholding taxes. See "Rights of Unitholders--Reinvestment Option".

Risk Factors. An investment in Units of the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest of a bond when due, volatile interest rates, early call provisions and general economic conditions. See "Trust Portfolio--Risk Factors".

 THE TRUST

 Each series of the Insured Income Trust (the "Trust") was created under the laws of the State of New York pursuant to a Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit between Van
Kampen American Capital Distributors Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, and The Bank of New York, as Trustee, or their respective predecessors.

The Trust may be an appropriate medium for investors who desire to participate in a portfolio of long-term taxable fixed income securities issued after July 18, 1984 with greater diversification than they might be able to acquire individually. Diversification of the Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see Part One for each Trust. In addition, securities of the type initially deposited in the portfolio of the Trust are often not available in small amounts and may, in the case of privately placed securities, be available only to institutional investors.

Unless otherwise terminated as provided therein, the Trust Agreement for all series will terminate at the end of the calendar year prior to the fiftieth anniversary of its execution.

Each Unit initially offered represents a fractional undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

 INVESTMENT OBJECTIVES AND PORTFOLIO SELECTION

The investment objective of the Trust is to provide a high level of current income consistent with safety of principal by investing in a professionally selected portfolio principally consisting of long-term corporate debt obligations (and in certain Trusts long-term taxable municipal debt obligations) issued after July 18, 1984.

 Insurance guaranteeing the timely payment, when due, of all principal and interest on the Obligations in the Trust has been obtained by the Trust from either AMBAC Indemnity Corporation ("AMBAC Indemnity"), Capital
Markets Assurance Corporation ("CapMAC") or a combination thereof (collectively, the "Portfolio Insurers"), or by the issuer of such Obligations, by a prior owner of such Obligations, or by the Sponsor prior to the deposit of such Obligations in the Trust from (1) AMBAC Indemnity or one of its subsidiaries, American Municipal Bond Assurance Corporation ("
AMBAC") or MGIC Indemnity Corporation ("MGIC Indemnity"), (2)
Financial Guaranty Insurance Company ("Financial Guaranty"), (3)
Municipal Bond Investors Assurance Corporation ("MBIA"), (4) Bond
Investors Guaranty Insurance Company ("BIG"), (5) National Union Fire Insurance Company of Pittsburgh, PA ("National Union"), (6) Capital
Guaranty Insurance Company ("Capital Guaranty") (7) CapMAC and/or (8) Financial Security Assurance Inc. ("Financial Security"or "
FSA") (collectively, the "Preinsured Obligation Insurers") (see
"Insurance on the Obligations"). The Portfolio Insurers and the
Preinsured Obligation Insurers are collectively referred to herein as the " Insurers". Insurance obtained by the Trust is effective only while the Obligations thus insured are held in the Trust. The Trustee has the right to acquire permanent insurance from a Portfolio Insurer with respect to each Obligation insured by the respective Portfolio Insurer under a Trust portfolio insurance policy. Insurance relating to Obligations insured by the issuer, by a prior owner of such Obligations or by the Sponsor is effective so long as such Obligations are outstanding. Obligations insured under a policy of insurance obtained by the issuer, by a prior owner of such Bonds or by the Sponsor from one of the Preinsured Obligation Insurers (the "Preinsured Obligations") are not additionally insured by the Trust. No representation is made as to any Insurer's ability to meet its commitments.

Neither the Public Offering Price nor any evaluation of Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by the Trust, if any, unless Obligations are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-Offering Price".

In order for Obligations to be eligible for insurance they must have credit characteristics which would qualify them for at least the Standard & Poor's rating of "BBB-"or at least the Moody's Investors Service, Inc.
rating of "Baa", which in brief represent the lowest ratings for securities of investment grade (see "Description of Obligation Ratings"
). Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefore. If an issue is accepted for insurance, a non-cancellable policy for the prompt payment of interest and principal on the Obligations, when due, is issued by the insurer. A monthly premium is paid by the Trust for the insurance obtained by it. The Trustee has the right to obtain permanent insurance from a Portfolio Insurer in connection with the sale of an Obligation insured under the insurance policy obtained from the respective Portfolio Insurer by the Trust upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Obligation. Accordingly, any Obligation in the Trust is eligible to be sold on an insured basis. All Obligations insured by a Portfolio Insurer or by a Preinsured Obligation Insurer received a " AAA"rating by Standard & Poor's on the date such obligations were deposited in the Trust. Standard & Poor's describes securities it rates " AAA"as having "the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."See "Insurance on the Obligations".

 In selecting Obligations for the Trust, the following facts, among others, were considered by the Sponsor: (a) the prices of the Obligations relative to other obligations of comparable quality and maturity, (b) the diversification of Obligations as to purpose of issue and location of issuer, (c) the availability and cost of insurance for the prompt payment of principal and interest on the Obligations and (d) whether the debt obligations were issued after July 18, 1984.

 TRUST PORTFOLIO

Risk Factors. Public Utility Issues. Certain of the Obligations in the Trust are obligations of public utility issuers. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Obligations in the portfolio to make payments of principal and/or interest on such Obligations.

 Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

 Certain of the issuers of the Obligations in the Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced
forecasts of energy requirements and economic conditions.   This experience
indicates that the risk of significant cost increases, delays and licensing difficulties remains present through to completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.


Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility bonds in the Trust to make payments due on these bonds.

In view of the pending investigations and the other uncertainties discussed above, there can be no assurance that any company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations of a company's ability to make interest and principal payments on its outstanding debt.

Taxable Municipal Issues. Certain of the Obligations in the Trust may be taxable obligations of municipal issuers. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risk of which such an investment may entail. Obligations of municipal issuers can be either general obligations of a government entity that are backed by the taxing power of such entity or revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes.

Certain of the Bonds in the Trust may be general obligations of a governmental entity that are backed by the taxing power of such entity. In view of the an investment in such Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors, including an erosion of the tax base due to population declines, natural disasters, declines in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on Federal or state aid, access to capital markets or others factors beyond the entity's control.

As a result of the recent recession's adverse impact upon both their revenues and expenditures, as well as other factors, many state and local governments are confronting deficits and potential deficits which are the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases or spending reductions in order to restore budgetary balance. Failure to implement these actions on a timely basis could force the issuers to depend upon market access to finance deficits or cash flow needs.


 In addition, certain of the Obligations in the Trust may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. Recently, certain proposals, in the form of state legislative proposals or voter initiatives, to limit ad valorem real property taxes have been introduced in various states.

Revenue bonds, on the other hand, are payable only from revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or other special revenue source. The ability of an issuer of revenue bonds to make payments of principal and/or interest on such bonds is primarily dependent upon the success or failure of the facility or class of facilities involved or whether the revenues received from an excise tax or other special revenue source are sufficient to meet obligations.


Typically, interest income received from municipal issues is exempt from Federal income taxation under Section 103 of the Internal Revenue Code of 1986, as amended (the "Code") and therefore is not includible in the gross income of the owners thereof. However, interest income received for taxable municipal obligations is not exempt from Federal income taxation under
Section 103 of the Code. Thus, owners of taxable municipal obligations generally must include interest on such obligations in gross income for Federal income tax purposes and treat such interest as ordinary income.


Certain of the Obligations in the Trust may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.


Certain of the Obligations in the Trust may be health care revenue bonds. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other health care facilities, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party payor programs, government regulation and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program. Such adverse changes also may adversely affect the ratings of Securities held in the portfolio of the Trust; however, because of the insurance obtained by the Trust, the "AAA"rating of the Units of the Trust would not be affected.

Certain of the Obligations in the Trust are "zero coupon"U.S.
Treasury bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligations, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

Replacement Obligations. Because certain of the Obligations in the Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Obligation.


Redemptions of Obligations. Certain of the Obligations in the Trust are subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed, at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. The exercise of redemption or call provisions will (except to the extent the proceeds of the called Obligations are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions and it may also offset the current return on Units of the Trust. The portfolio contains a listing of the sinking fund and call provisions, if any, with respect to each
of the Obligations.   Extraordinary optional redemptions and mandatory
redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of Obligations or may require the mandatory redemption of Obligations include, among others: the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Obligations were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Obligations were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the Obligations were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the Obligations were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the Obligations are issued on the issuer of the Obligations or the user of the proceeds of the Obligations; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Obligations; an overestimate of the costs of the project to be financed with the proceeds of the Obligations resulting in excess proceeds of the Obligations which may be applied to redeem Obligations; or an underestimate of a source of funds securing the Obligations resulting in excess funds which may be applied to redeem Obligations. The Sponsor is unable to predict all of the circumstances which may result in such redemption of an issue of Obligations. See " Portfolio"and footnote (3) in "Notes to Portfolio".

 ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN

 As of the opening of business on the date indicated therein, the Estimated Current Returns and the Estimated Long-Term Returns each under the monthly and semi-annual distribution plans were set forth under "Per Unit
Information"for the applicable Trust in Part One of this Prospectus. Only monthly distributions are available for Series 35 and subsequent series. The Estimated Current Returns are calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. The Estimated Net Annual Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Obligations while the Public Offering Price will vary with changes in the offering price of the underlying Obligations and with changes in Purchased Interest for those series which contain Purchased Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightiness of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all the Obligations in the Trust and
(2) takes into account expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Obligations and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only Net Annual Interest Income and Public Offering Price. Neither rate reflects the true return to Unitholders which is lower because neither includes the effect of the delay in the first payment to Unitholders.

 TRUST OPERATING EXPENSES

 Compensation of Sponsor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., which is a wholly-owned subsidiary of the Sponsor (the "Evaluator"), will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Financial Information"in Part One of this Prospectus for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to this Series and other unit investment trusts sponsored by the Sponsor for which it provides such supervisory services in any calendar year exceed the aggregate cost to the Evaluator of supplying such services in such year. In addition, the Evaluator shall receive an annual evaluation fee in the amount set forth in "Summary of Essential Financial Information"in Part One of this
Prospectus (which is based on the outstanding principal amount of obligations of January 1 of each year) for regularly evaluating the Trust's portfolio. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter"in the Consumer Price
Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and the Underwriters will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Obligations as described under "Public Offering".

Trustee's Fee. For its services, the Trustee will receive an annual fee from the Trust based on the largest aggregate amount of Obligations in the Trust at any time during such period. Such fee will be computed at $.51 and $.91 per $1,000 principal amount, respectively, for those portions of the Trust representing semi-annual and monthly distribution plans. Only monthly distributions are available for Series 35 and subsequent series of the Trust. The Trustee's fees are payable monthly on or before the fifteenth day of each month from the Interest Account to the extent funds are available and then from the Principal Account. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter"in the Consumer Price
Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non- interest bearing to Unitholders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see " Rights of Unitholders-Reports Provided"and "Trust Administration"
 .

Insurance Premiums. The cost of the portfolio insurance obtained by the Trust is the amount shown in "Summary of Essential Financial Information"in
Part One of this Prospectus. Premiums, which are Trust obligations, are payable monthly by the Trustee on behalf of the Trust. As Obligations in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of the premium will be reduced in respect of those Obligations no longer owned by and held in the Trust. The Trust does not incur any expenses for insurance which has been obtained for Preinsured Obligations since the premium or premiums for such insurance have been paid by the respective issuers, prior owners of the obligations involved or by the Sponsor. If the Trustee exercises the right to obtain Permanent Insurance, the premium payable for such Permanent Insurance will be paid solely from the proceeds of the sale of the related Obligations. The premiums for such Permanent Insurance with respect to each Obligation will decline over the life of the Obligation.


Miscellaneous Expenses. The following additional charges are or may be incurred by the Trust: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various government charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part and (f) expenditures incurred in contacting Unitholders upon termination of the Trust.

The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the portfolio of the Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Obligations to pay such amounts.

 INSURANCE ON THE OBLIGATIONS

Insurance has been obtained by the Trust or by an Obligation issuer guaranteeing prompt payment of interest and principal, when due (as more fully described below), in respect of all the Obligations in the Trust. See " Investment Objective and Portfolio Selection". Each insurance policy obtained by the Trust is non-cancellable and will continue in force so long as the Trust is in existence, the Portfolio Insurer involved is still in business and the Obligations described in such policy continue to be held by the Trust (see "Portfolio"). Non-payment of premiums on a policy obtained by the Trust will not result in the cancellation of insurance but will force the affected Portfolio Insurer to take action against the Trustee to recover premium payments due it. The Trustee in turn will be entitled to recover such payments from the Trust. Premium rates for each issue of Obligations protected by a policy obtained by the Trust are fixed for the life of the Trust. The premium for any insurance policy or policies obtained by an issuer of Obligations has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Obligations so insured are outstanding and Preinsured Obligation Insurer remains in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy or if the rating assigned to the claims-paying ability of any such insurer deteriorates, the Portfolio Insurers have no obligation to insure any issue adversely affected by either of the above described events.

The aforementioned Trust insurance guarantees the timely payment of principal and interest on the Obligations as they fall due. For the purposes of the portfolio insurance, "when due"generally means the stated maturity date for the payment of principal and interest. However, in the event (a) an issuer of an Obligation defaults in the payment of principal or interest on such Obligation, (b) such issuer enters into a bankruptcy proceeding or (c) the maturity of such Obligation is accelerated, the affected Portfolio Insurer has the option, in its sole discretion, for a limited period of time after receiving notice of the earliest to occur of such a default, bankruptcy proceeding or acceleration to pay the outstanding principal amount of such Obligation plus accrued interest to the date of such payment and thereby retire the Obligation from the Trust prior to such Obligation's stated
maturity date.   The insurance does not guarantee the market value of the
Obligations or the value of the Units. Insurance obtained by the Trust is only effective as to Obligations owned by and held in the Trust. In the event of a sale of any such Obligation by the Trustee, such insurance terminates as to such Obligation on the date of sale.

Pursuant to an irrevocable commitment of the Portfolio Insurers, the Trustee, upon the sale of an Obligation covered under the portfolio insurance policy obtained by the Trust, has the right to obtain permanent insurance with respect to such Obligation (i.e., insurance to maturity of the Obligations regardless of the identity of the holder thereof) (the "Permanent
Insurance") upon the payment of a single predetermined insurance premium and any expenses related thereto from the proceeds of the sale of such Obligation. Accordingly, any Obligation in the Trust is eligible to be sold on an insured basis. It is expected that the Trustee would exercise the right to obtain Permanent Insurance only if upon such exercise the Trust would receive net proceeds (sale of Obligation proceeds less the insurance premium and related expenses attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Obligations were sold on a uninsured basis. The insurance premium with respect to each Obligation eligible for Permanent Insurance would be determined based upon the insurability of each Obligation as of the original date of deposit and would not be increased or decreased for any change in the creditworthiness of each Obligation.

 The Sponsor believes that the Permanent Insurance option provides an advantage to the Trust in that each Obligation insured by a Trust insurance policy may be sold out of the Trust with the benefits of the insurance attaching thereto. Thus, the value of the insurance, if any, at the time of sale, can be realized in the market value of the Obligation so sold (which is not the case in connection with any value attributable to the Trust's portfolio insurance). See "Public OfferingOffering Price". Because any such insurance value may be realized in the market value of the Obligation upon the sale thereof upon exercise of the Permanent Insurance option, the Sponsor anticipates that (a) in the event the Trust were to be comprised of a substantial percentage of Obligations in default or significant risk of default, it is much less likely that the Trust would need at some point in time to seek a suspension of redemptions of Units than if the Trust were to have no such option (see "Rights of UnitholdersRight of Redemption") and (b) at the time of termination of the Trust, if the Trust were holding defaulted Obligations or Obligations in significant risk of default the Trust would not need to hold such Obligations until their respective maturities in order to realize the benefits of the Trust's portfolio insurance (see " Administration of the TrustAmendment or Termination").

Except as indicated below, insurance obtained by the Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value for such insurance (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units if the Obligations covered by such insurance are in default in payment of principal or interest or in significant risk of such default. The value of the insurance will be equal to the difference between
(i) the market value of an Obligation which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium and related expenses attributable to the purchase of Permanent Insurance) and (ii) the market value of such bonds not covered by Permanent Insurance. See "Public OfferingOffering Price"herein for a more complete description of the Trust's method of valuing defaulted Obligations which have a significant risk of default.

The portfolio insurance policies obtained by the Trust were issued by either AMBAC Indemnity or CapMAC. The other policy (or commitment therefor) obtained by an Obligation issuer was issued by AMBAC Indemnity. See "Investment Objectives and Portfolio Selection".

CapMAC is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 50 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate, municipal and other financial obligations in the domestic and foreign capital markets. CapMAC may also provide financial guarantee reinsurance for structured asset-backed, corporate and municipal obligations written by other major insurance companies.

CapMAC's claims-paying ability is rated "Aaa"by Moody's Investors
Service, Inc. ("Moody's"), "AAA"by Standard & Poor's Ratings
Group ("Standard & Poor's"), "AAA"by Duff & Phelps, Inc.
("Duff & Phelps") and "AAA"by Nippon Investors Inc. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

CapMAC is wholly owned by CapMAC Holdings Inc. ("Holdings"), a company that is owned by a group of institutional and other investors, including CapMAC's management and employees.

Neither Holdings nor any of its stockholders is obligated to pay any claims under any Policy issued by CapMAC or any debts of CapMAC or to make additional capital contributions.

CapMAC is regulated by the Superintendent of Insurance of the State of New York. In addition, CapMAC is subject to regulation by the insurance departments of the other jurisdictions in which it is licensed. CapMAC is subject to periodic regulatory examinations by the same regulatory authorities.

CapMAC is bound by insurance laws and regulations regarding capital transfers, limitations upon dividends, investment of assets, changes in control, transactions with affiliates and consolidations and acquisitions. The amount of exposure per risk that CapMAC may retain, after giving effect to reinsurance, collateral or other security, is also regulated. Statutory and regulatory accounting practices may prescribe appropriate rates at which premiums are earned and the levels of reserves required. In addition, various insurance laws restrict the incurrence of debt, regulate permissible investments of reserves, capital and surplus, and govern the form of policies.

CapMAC's obligations under the Policies may be reinsured. Such reinsurance does not relieve CapMAC of any of its obligations under the Policy(s).

THE POLICY IS NOT COVERED BY THE PROPERTY/CASUALTY INSURANCE SECURITY FUND SPECIFIED IN ARTICLE 76 OF THE NEW YORK INSURANCE LAW.

As at December 31, 1993 and 1992, CapMAC had qualified statutory capital (which consists of policyholders' surplus and contingency reserve) of approximately $168 million and $163 million, respectively, and had not incurred any debt obligations. Article 69 of the New York State Insurance Law requires CapMAC to establish and maintain the contingency reserve, which is available to cover claims under policies issued by CapMAC.

In addition to its qualified statutory capital and other reinsurance available to pay claims under its Policies, CapMAC has entered into a Stop Loss Reinsurance Agreement (the "Stop Loss Agreement") with Winterthur
Swiss Insurance Company (the "Reinsurer"), which is rated "AAA"
 by Standard & Poor's and "Aaa"by Moody's, pursuant to which the Reinsurer will be required to pay any losses incurred by CapMAC during the term of the Stop Loss Agreement on the Policies covered under the Stop Loss Agreement in excess of a specified amount of losses incurred by CapMAC under such Policies (such specified amount initially being $100 million and increasing annually by an amount equal to 662/3% of the increase in CapMAC's statutory capital and surplus) up to an aggregate limit payable under the Stop Loss Agreement of $50 million. The Stop Loss Agreement has a term of seven years, is extendable for one-year periods and is subject to early termination upon the occurrence of certain events.

CapMAC also has available a $100,000,000 standby corporate liquidity facility (the "Liquidity Facility") provided by a syndicate of banks rated
A1+/P1 by Standard & Poor's and Moody's, respectively. The Liquidity Facility is currently scheduled to expire in June 1997 and may be extended from time to time. Under the Liquidity Facility CapMAC will be able, subject to satisfying certain conditions, to borrow funds from time to time in order to enable it to fund any claim payments or payments made in settlement or mitigation of claims payments under its policies, including the Policy.

Copies of CapMAC's financial statements prepared in accordance with statutory accounting standards, which differ from generally accepted accounting principles, and filed with the Insurance Department of the State of New York are available upon request. CapMAC is located at 885 Third Avenue, New York, New York 10022, and its telephone number is (212) 755-1155.

AMBAC Indemnity Corporation ("AMBAC Indemnity") is a
Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $1,988,000,000 (unaudited) and statutory capital of approximately $1,148,000,000 (unaudited) as of March 31, 1994. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's Ratings Group have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

Copies of its financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York, 10004 and (212) 668-0340.

AMBAC Indemnity has entered into quota share reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC Indemnity has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.

Municipal Bond Investors Assurance Corporation ("MBIA") is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is a limited liability corporation rather than a several liability association. MBIA is domiciled in the State of New York and licensed to do business in all fifty states, the District of Columbia and the Commonwealth of Puerto Rico. As of September 30, 1994 MBIA had admitted assets of $3.3 billion (unaudited), total liabilities of $2.2 billion (unaudited), and total capital and surplus of $1.1 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's year end financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service, Inc. rates all bond issues insured by MBIA " Aaa"and short-term loans "MIG 1,"both designated to be of the highest quality.

Standard & Poor's Ratings Group rates all new issues insured by MBIA " AAA"Prime Grade.

The Moody's Investors Service, Inc. rating of MBIA should be evaluated independently of the Standard & Poor's Ratings Group rating of MBIA. No application has been made to any other rating agency in order to obtain additional ratings on the Obligations. The ratings reflect the respective rating agency's current assessment of the creditworthiness of MBIA and its ability to pay claims on its policies of insurance. Any further explanation as to the significance of the above ratings may be obtained only from the applicable rating agency.

The above ratings are not recommendations to buy, sell or hold the Obligations and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Obligations.

Financial Guaranty Insurance Company ("Financial Guaranty"or "
FGIC") is a wholly-owned subsidiary of FGIC Corporation (the "
Corporation"), a Delaware holding company. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"
). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of September 30, 1994, the total capital and surplus of Financial Guaranty was approximately $871,000,000. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention:
Communications Department, telephone number: (212) 312-3000 or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Property Companies Bureau, telephone number: (212) 621-0389.

In addition, Financial Guaranty is currently licensed to write insurance in all 50 states and the District of Columbia.

Financial Security Assurance Inc. ("Financial Security"or "
FSA") is a monoline insurance company incorporated on March 16, 1984 under the laws of the State of New York. The operations of Financial Security commenced on July 25, 1985, and Financial Security received its New York State insurance license on September 23, 1985. Financial Security and its two wholly owned subsidiaries are licensed to engage in the financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged exclusively in the business of writing financial guaranty insurance, principally in respect of asset-backed and other collateralized securities offered in domestic and foreign markets. Financial Security and its subsidiaries also write financial guaranty insurance in respect of municipal and other obligations and reinsure financial guaranty insurance policies written by other leading insurance companies. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer.

Financial Security is approximately 91.6% owned by US WEST, Inc. and 8.4% owned by The Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"
). Neither US WEST, Inc. nor Tokio Marine is obligated to pay the debts of or the claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1993 the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $479,110,000 (unaudited) and $220,078,000 (unaudited), and the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $628,119,000 (unaudited) and $202,493,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention: Communications Department. Its telephone number is
(212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written by Financial Security or either of its subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with unaffiliated reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy.

Financial Security's claims-paying ability is rated "Aaa"by Moody's
Investors Service, Inc., and "AAA"by Standard & Poor's Ratings Group,
Nippon Investors Service Inc., Duff & Phelps Inc. and Australian Ratings Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Capital Guaranty Insurance Company ("Capital Guaranty") is a "
Aaa/AAA"rated monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company. Capital Guaranty Corporation is a publicly owned company whose shares are traded on the New York Stock Exchange.

Capital Guaranty is authorized to provide insurance in all 50 states, the District of Columbia and three U.S. territories. Capital Guaranty focuses on insuring municipal securities and our policies guaranty the timely payment of principal and interest when due for payment on new issue and secondary market issue municipal bond transactions. Capital Guaranty's claims-paying ability is rated "Triple-A"by both Moody's and Standard & Poor's.

As of September 30, 1994, Capital Guaranty had more than $14.6 billion in net exposure outstanding. The total statutory policyholders' surplus and contingency reserve of Capital Guaranty was $193,194,000 (unaudited), and the total admitted assets were $293,036,690 (unaudited) as reported to the Insurance Department of the State of Maryland as of September 30, 1994. Financial statements for Capital Guaranty Insurance Company, that have been prepared in accordance with statutory insurance accounting standards, are available upon request. The address of Capital Guaranty's headquarters and its telephone number are Steuart Tower, 22nd Floor, One Market Plaza, San Francisco, CA 94105-1413 and (415) 995-8000.

Because the Obligations are insured by CapMAC, MBIA or AMBAC Indemnity as to the timely payment of principal and interest, when due (as more fully described above), and on the basis of the various reinsurance agreements in effect, Standard & Poor's Ratings Group has assigned to the Units of the Trust its "AAA"investment rating. See "Investment Objectives and
Portfolio Selection". The obtaining of this rating by the Trust should not be construed as an approval of the offering of the Units by Standard & Poor's Ratings Group or as a guarantee of the market value of the Trust or of the Units.

The Estimated Current Return and the Estimated Long-Term on an identical portfolio without the insurance obtained by the Trust would have been higher than the Estimated Current Return and the Estimated Long-Term Return on the obligations in the Trust after payment of the insurance premium.

An objective of portfolio insurance obtained by the Trust is to obtain a higher yield on the Trust portfolio than would be available if all the Obligations in such portfolio had Standard & Poor's Ratings Group "AAA"
 rating and yet at the same time to have the protection of insurance of prompt payment of interest and principal, when due (as more fully described above), on the Obligations. There is, of course, no certainty that this result will be achieved.

In the event of nonpayment of interest or principal, when due (as more fully described above), in respect of an Obligation, the appropriate Insurer shall make such payment within 30 days after it has been notified that such nonpayment has occurred. The appropriate Insurer, as regards any payment it may make, will succeed to the rights of the Trustee in respect thereof.

The information relating to the Insurers has been furnished by the respective Insurers. The financial information with respect to the Insurers appears in reports filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof.

 TAX STATUS

For purposes of the following discussions and opinions, it is assumed that interest on each of the Obligations (including the taxable municipal bonds) is included in gross income for Federal income tax purposes. At the time of Closing of each Trust, Chapman and Cutler, special counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:


The Trust is not an association taxable as a corporation for Federal income tax purposes.

Each Unitholder will be considered the owner of a pro rata portion of each of the Trust assets for Federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"). Each Unitholder will be considered to have received his pro rata share of interest derived from each Trust asset when such interest is received by the Trust. Each Unitholder will also be required to include in taxable income, for Federal income tax purposes, original issue discount with respect to his interest in any Obligations held by the Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.


Each Unitholder will have a taxable event when an Obligation is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder redeems or sells his Units. The cost of the Units to a Unitholder on the date such Units are purchased is allocated among the Obligations held in the Trust (in accordance with the proportion of the fair market values of such Obligations) in order to determine his tax basis for his pro rata portion in each Obligation. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Obligations delivered after the date the Unitholders pay for their Units and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Obligations, gain or loss is recognized to the Unitholder. The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Obligation which was issued with original issue discount (including the Treasury Bonds) must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Obligation which was purchased by the Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. The tax cost reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal or less than his original cost. The Treasury Bonds held by the Trust are treated as bonds that were originally issued at an original issue discount provided, pursuant to Treasury Regulation (the "Regulation") issued on December
28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis"amount as determined thereunder (as discussed below under "Original Issue Discount").
Because the Treasury Bonds represent interests in "stripped"U.S.
Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Treasury Bond held by Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Bonds held by the Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a " de minimis"amount as determined under the Regulation. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Bonds, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him, subject to the following limitation. It should be noted that as a result of the Tax Reform Act of 1986 (the "Act"), certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Temporary regulations have been issued which require Unitholders to treat certain expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Acquisition Premium. If a Unitholder's tax basis of his pro rata portion in any Obligations held by the Trust exceeds the amount payable by the issuer of the Obligation with respect to such pro rata interest upon the maturity of the Obligation, such excess would be considered "acquisition premium" which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisers regarding whether such election should be made and the manner of amortizing acquisition premium.

Original Issue Discount. Certain of the Obligations of the Trust may have been acquired with "original issue discount."In the case of any Obligations of the Trust acquired with "original issue discount"that exceeds a "de minimis"amount as specified in the Code or in the case of the Treasury Bonds as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Obligations are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Obligations. Unitholders should consult their tax advisers as to the amount of original issue discount which accrues.

Special original issue discount rules apply if the purchase price of the Obligation by the Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Unitholders should also consult their tax advisers regarding these special rules. Similarly these special rules would apply to a Unitholder if the tax basis of his pro rata portion of an Obligation issued with original issue discount exceeds his pro rata portion of its adjusted issue price.

Market Discount. If a Unitholder's tax basis in his pro rata portion of Obligations is less than the allocable portion of such Obligation's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis"as specified in the Code. Market discount accrues daily computed on a straight line basis, unless the Unitholder elects to calculate accrued market discount under a constant yield method. The market discount rules do not apply to Treasury Bonds because they are stripped debt instruments subject to special original issue discount rules as discussed above. Unitholders should consult their tax advisers as to the amount of market discount which accrues.

Accrued market discount is generally includable in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Obligations, on the sale, maturity or disposition of such Obligations by the Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

Computation of the Unitholder's Tax Basis. The tax basis of a Unitholder with respect to his interest in an Obligation is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Obligations held by the Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized acquisition premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.

Recognition of Taxable Gain or Loss Upon Disposition of Obligations by the Trust or Disposition of Units. A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in an Obligation is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor. Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount,"and any loss will, under current law, generally be capital gain or loss except in the case of a dealer or financial institution. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Obligation deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of an Obligation by the Trust or the disposition of Units by a Unitholder will be short-term capital gain or loss unless the Unitholder has held his Units for more than one year in which case such capital gain or loss will be long-term. For taxpayers other than corporations, net capital gains are subject to a maximum marginal stated tax rate of 28 percent. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of all of the Obligations represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed. The tax cost reduction requirements of the Code relating to amortization of bond premium may under some circumstances result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

"The Revenue Reconciliation Act of 1993"(the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that characterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions"effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Foreign Investors. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident of a U.S. corporation, partnership, estate or Trust) will generally not be subject to United States Federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Obligation or the sale of his Units provided that all of the following conditions are met: (i) the interest income or gain is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) either (a) the interest is to from sources within the United States or (b) the interest is United States source income (which is the case for most securities issued by United States issuers), the Obligation is issued after July 18, 1984 (which is the case for each Obligation held by the Trust), the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Obligation and the foreign investor is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Obligation, (iii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year and (iv) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.


It should be noted that the Tax Act includes a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest."The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

 General. Each Unitholder (other than a foreign investor who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back- up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder will be subject to back-up withholding.

In the opinion of the special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

The foregoing discussion relates only to United States Federal and New York State and City income taxes; Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.

 PUBLIC OFFERING

 General. Units are offered at the Public Offering Price (which in the secondary market is based on the bid prices of all the Obligations and includes a sales charge determined in accordance with the table set forth below, which is based upon the dollar weighted average maturity of the Trust) plus accrued and undistributed interest to the settlement date. In addition, for Series 35 and subsequent series, the Public Offering Price will also include Purchased Interest. For purposes of computation, Obligations will be deemed to mature on their expressed maturity dates unless: (a) the Obligations have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Obligations are subject to a "mandatory tender", in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charges rates will be applied to each Trust based upon the dollar weighted average maturity of such Trust's Portfolio, in accordance with the following schedule:

                      Sales                           Sales
Years To Maturity     Charge     Years To Maturity    Charge
1                       1.523 % 9                        4.712%
2                       2.041   10                      4.932
3                       2.564   11                      4.932
4                       3.199   12                      4.932
5                       3.842   13                      5.374
6                       4.058   14                      5.374
7                       4.275   15                      5.374
8                       4.493   16 to 30                6.045

The sales charges in the above table are expressed as a percentage of the aggregate bid prices of the Obligations in the Trust. Expressed as a percent of the Public Offering Price (excluding Purchased Interest for those Trusts which contain Purchased Interest), the sales charge on a Trust consisting entirely of a portfolio of Obligations with 15 years to maturity would be 5.10%.

The following section "Accrued Interest (Accrued Interest to Carry)" applies to Series 34 and prior series of the Trust only.

Accrued Interest (Accrued Interest To Carry). Accrued interest to carry consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Obligations in the Trust is actually paid either monthly or semi-annually to the Trust. However, interest on the Obligations in the Trust is accounted for daily on an accrual basis. Because of this, the Trust always has an amount of interest earned but not yet collected but the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

The second element of accrued interest to carry arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Obligations in the Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby. If the Unitholder sells or redeems all or a portion of his Units or if the Obligations in the Trust are sold or otherwise removed or if the Trust is liquidated, he will receive at that time his proportionate share of the accrued interest to carry computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption.

The following section "Purchased and Accrued Interest"applies to Series 35 and subsequent series of the Trust only.

 Purchased And Accrued Interest. Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Obligations from the later of the last payment date on the Obligations or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unitholders as Units are redeemed or Obligations mature or are called. See "Summary Of Essential Financial Information"in Part One of this
Prospectus for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the price Unitholders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued Interest is an accumulation of unpaid interest on securities which generally is paid semi-annually, although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

As indicated in "Purchased Interest", accrued interest as of the First Settlement Date includes Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of such accrued interest to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unitholders Distributions of Interest and Principal."

Because of the varying interest payment dates of the Obligations, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unitholders. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest) held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information"in
Part One of this Prospectus in accordance with fluctuations in the prices of the underlying Obligations in the Trust. The price of the Units as of the opening of business on the date of Part One of this Prospectus was determined by adding to the determination of the aggregate bid price of the Obligations in the Trust the amount equal to the applicable sales charge expressed as a percentage of the aggregate bid price of such value plus Purchased Interest for those Trusts which include Purchased Interest and dividing the sum so attained by the number of Units then outstanding. This computation produces a gross profit equal to such sales charge expressed as a percentage of the Public Offering Price (excluding Purchased Interest for those Trusts which contain Purchased Interest). For secondary market purposes such appraisal and adjustment will be made by the Evaluator as of 4:00 P.M. Eastern time on days on which the New York Stock Exchange is open for each day on which any Unit of the Trust is tendered for redemption, and it shall determine the aggregate value of the Trust as of 4:00 P.M. Eastern time on such other days as may be necessary.

The aggregate price of the Obligations in the Trust has been and will be determined on the basis of bid prices (a) on the basis of current market prices for the Obligations obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (b) if such prices are not available for any particular Obligations, on the basis of current market prices for comparable bonds; (c) by causing the value of the Obligations to be determined by others engaged in the practice of evaluation, quoting or appraising comparable bonds; or (d) by any combination of the above. Unless the Obligations are in default in payment of principal or interest or in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by the Trust.

The Evaluator will consider in its evaluation of Obligations which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Obligations") the value of the insurance guaranteeing interest and principal payments. The value of the insurance obtained by the Trust will be equal to the difference between
(i) the market value of Defaulted Obligations assuming the exercise of the right to obtain Permanent Insurance (less the insurance premiums and related expenses attributable to the purchase of Permanent Insurance) and (ii) the market value of such Defaulted Obligations not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of the affected Portfolio Insurer to meet its commitments under any Trust insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Obligations and the insurance obtained by the Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940.

 Although payment is normally made five business days following the order for purchase, payment may be made prior thereto. However, delivery of certificates representing Units so ordered will be made five business days following such order or shortly thereafter. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

 Unit Distribution. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary Public Offering Price in the manner described.

Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Stealgall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. For secondary market transactions, such concession or agency commission will amount to 4% of the Public Offering Price per Unit. The minimum purchase in the secondary market will be one Unit.


The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time. See "Underwriting"
 .

Sponsor and Dealer Profits. Dealers will receive the gross sales commission as described under "Public OfferingGeneral"above.

As stated under "Public Market"below, the Sponsor intends to, and certain of the dealers may maintain a secondary market for the Units of the Trust. In so maintaining a market, the Sponsor or any such dealers will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price is based on the bid prices of the Obligations in the Trust and includes a sales charge). In addition, the Sponsor or any such dealer will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

Public Market. Although they are not obligated to do so, the Sponsor intends to, and/or certain of the other dealers may, maintain a market for the Units offered hereby and to offer continuously to purchase such Units at prices, subject to change at any time, based upon the aggregate bid price of the Obligations in the portfolio plus Purchased Interest for those Trusts which contain Purchased Interest plus interest accrued to the date of settlement plus any principal cash on hand, less any amounts representing taxes or other governmental charges payable out of the Trust and less any accrued Trust expenses. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or the other dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price, which is based upon the aggregate bid price of the Obligations in the portfolio plus Purchased Interest for those Trusts which contain Purchased Interest and any accrued interest. The aggregate bid prices of the underlying Obligations in the Trust are expected to be less than the related aggregate offering prices. See " Rights of UnitholdersRedemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

 RIGHTS OF UNITHOLDERS

Certificates. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by an officer of a participant in the Securities Transfer Agents Medallion Program ("STAMP"), or in such other manner in addition to, or in substitution for STAMP, as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, Trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

Distributions of Interest and Principal. Interest received by the Trust, including that part of the proceeds of any disposition of Obligations which represents Purchased Interest, if any, and/or accrued interest and including any insurance proceeds representing interest due on defaulted Obligations, is credited by the Trustee to the Interest Account. Other receipts are credited to the Principal Account. All distributions will be net of applicable expenses. The pro rata share of cash in the Principal Account will be computed as of the semi-annual record date and distributions to the Unitholders as of such record date will be made on or shortly after the fifteenth day of such month. For Series 35 and subsequent series, such computation and distribution will occur monthly. Proceeds received from the disposition of any of the Obligations after such record date and prior to the following distribution date will be held in the Principal Account and not distributed until the next distribution date. The Trustee is not required to pay interest on funds held in the Principal or Interest Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds) nor to make a distribution from the Principal Account unless the amount available for distribution shall equal at least $1.00 per Unit.

The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the estimated net annual unit income in the Interest Account after deducting estimated expenses attributable as is consistent with the distribution plan chosen. Only monthly distributions will be available for Series 35 and subsequent series of the Trust. Because interest payments are not received by the Trust at a constant rate throughout the year, such interest distribution may be more or less than the amount credited to the Interest Account as of the record date. For the purpose of minimizing fluctuation in the distributions from the Interest Account, the Trustee is authorized to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account on the ensuing record date. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker- dealer. Only monthly distributions will be available for Series 35 and subsequent series of the Trust.

As of the first day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses").
The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Obligations and redemption of Units by the Trustee.

Distribution Options. Distributions of interest received by the Trust, prorated on an annual basis, will be made monthly unless, and in the case of Series 34 and prior series of the Trust, the Unitholder has elected to receive them semi-annually. Distributions of funds from the Principal Account will be made on a semi-annual basis, except under the special circumstances outlined in "Rights of UnitholdersDistributions of Interest and Principal" above. Record dates for monthly distributions will be the first day of each month and record dates for semi-annual distributions will be the first day of June and December. Distributions will be made on the fifteenth day of the month subsequent to the respective record dates. Unitholders of Series 35 and subsequent series of the Trust will receive distributions of interest and principal on a monthly basis.

In the case of Series 34 and prior series of the Trust, the plan of distribution selected by a Unitholder will remain in effect until changed. Unitholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Unitholders may change the plan of distribution in which they are participating. For the convenience of Unitholders, the Trustee will furnish a card for this purpose; cards may also be obtained upon request from the Trustee. Unitholders desiring to change their plan of distribution may so indicate on the card and return it, together with their certificate and such other documentation that the Trustee may then require, to the Trustee. Certificates should only be sent by registered or certified mail to minimize the possibility of their being lost or stolen. If the card and certificate are properly presented to the Trustee, the change will become effective for all subsequent distributions.

 Reinvestment Option. Unitholders of the Trust may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of any of the mutual funds listed under "Trust Administration Sponsor"which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds".

Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trust. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen American Capital Distributors Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.


After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date, plus a sales charge of $1.00 per $100 of reinvestment except if the participant selects the Van Kampen Merritt Money Market Fund or the Van Kampen Merritt Tax Free Money Fund in which case no sales charge applies. A minimum of one-half of such sales charge would be paid to Van Kampen American Capital Distributors Inc.

Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund.

A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and its investment adviser shall have the right to terminate at any time the reinvestment plan relating to such fund.


Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of interest and, if any, the amount of other receipts (received since the preceding distribution) being distributed expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Trustee deems it to be in the best interests of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of the Obligations), deductions for applicable taxes and for fees and expenses of the Trust (including insurance costs), for purchases of Replacement Obligations and for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Principal Account: the dates of disposition of any Obligations and the net proceeds received therefrom (excluding any portion representing accrued interest and the premium and any expenses related thereto attributable to the exercise of the right to obtain Permanent Insurance), the amount paid for purchases of Replacement Obligations and for redemptions of Units, if any, deductions for payment of applicable taxes, fees and expenses of the Trust and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Obligations held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding.

In order to comply with Federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Obligations in the Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of the other plan of distribution so that Unitholders may be informed regarding the results of such other plan of distribution. Only monthly distributions are available for Series 35 and subsequent series of the Trust.

Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, New York, New York 10286, of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. Thus, redemption of Units cannot be effected until certificates representing such Units have been delivered by the person seeking redemption or satisfactory indemnity provided. No redemption fee will be charged. On the seventh calendar day following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

Under regulations issued by the Internal Revenue Service, the Trustee will be required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, at any time a Unitholder elects to tender Units for redemption, such Unitholder should provide a tax identification number to the Trustee in order to avoid this possible "back-up withholding"in the event the Trustee has not been previously provided such number.

Purchased Interest, if any, and accrued interest paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts will be withdrawn from the Principal Account. The Trustee is empowered to sell underlying Obligations in order to make funds available for redemption. Units so redeemed shall be cancelled.

The Redemption Price per Unit will be determined on the basis of the bid price of the Obligations in the Trust, as of 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange on the date any such determination is made. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust or monies in the process of being collected, (ii) the value of the Obligations in the Trust based on the bid prices of the Obligations, except for those cases in which the value of insurance has been included, (iii) Purchased Interest, if any, included in Series 35 and subsequent series of the Trust, and (iv) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. The Evaluator may determine the value of the Obligations in the Trust by employing any of the methods set forth in "Public OfferingOffering
Price". In determining the Redemption Price per Unit no value will be assigned to the portfolio insurance maintained by the Trust on the Obligations in the Trust unless such Obligations are in default in payment of principal or interest or in significant risk of such default. For a description of the situations in which the Evaluator may value the insurance obtained by the Trust, see "Public OfferingOffering Price".

The price at which Units may be redeemed could be less than the price paid by the Unitholder. As stated above, the Trustee may sell Obligations to cover redemptions. When Obligations are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Pursuant to an irrevocable commitment of the Portfolio Insurers, the Trustee upon the sale of an Obligation has the right to obtain permanent insurance for such Obligation upon the payment of a single predetermined insurance premium and any expenses related thereto from the proceeds of the sale of such Obligation. Accordingly, any Obligation may be sold on an insured basis.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Obligations in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units.

 TRUST ADMINISTRATION

Sponsor Purchases of Units. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the second succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.


Portfolio Administration. The Trustee is empowered to sell, for the purpose of redeeming Units tendered by any Unitholder, and for the payment of expenses for which funds may not be available, such of the Obligations designated by the Evaluator as the Trustee in its sole discretion may deem necessary. The Evaluator, in designating such Obligations, will consider a variety of factors, including (a) interest rates, (b) market value and (c) marketability. To the extent that Obligations are sold which are current in payment of principal and interest in order to meet redemption requests and defaulted Obligations are retained in the portfolio in order to preserve the related insurance protection applicable to said Obligations, the overall quality of the Obligations remaining in the Trust's portfolio will tend to diminish. The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Obligations in the event of an advanced refunding.

The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Obligations to issue new obligations in exchange or substitution for any Obligation pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Obligation or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Obligation in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Obligations originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Obligations, the Trustee is required to give notice thereof to each Unitholder, identifying the Obligations eliminated and the Obligations substituted therefor. Except as stated herein and under "Trust PortfolioReplacement Obligations" regarding the substitution of Replacement Obligations for Failed Obligations, the acquisition by the Trust of any obligations other than the Obligations initially deposited is not permitted.

If any default in the payment of principal or interest on any Obligation occurs and no provision for payment is made therefor either pursuant to the portfolio insurance, or otherwise, within 30 days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Obligation within 30 days after notification by the Trustee to the Sponsor of such default, the Trustee may in its discretion sell the defaulted Obligation and not be liable for any depreciation or loss thereby incurred.

Amendment or Termination. The Sponsor and the Trustee have the power to amend the Trust Agreement without the consent of any of the Unitholders when such an amendment is (a) to cure an ambiguity or to correct or supplement any provision of the Trust Agreement which may be defective or inconsistent with any other provision contained therein or (b) to make such other provisions as shall not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided that the Trust Agreement, may not be amended to increase the number of Units issuable thereunder or to permit the deposit or acquisition of obligations either in addition to or in substitution for any of the Obligations initially deposited in the Trust, except for the substitution of certain refunding obligations for such Obligations. In the event of any amendment, the Trustee is obligated to notify promptly all Unitholders of the substance of such amendment.

The Trust may be terminated at any time by consent of Unitholders representing 51% of the Units of the Trust then outstanding or by the Trustee when the value of the Trust, as shown by any semi-annual evaluation, is less than that indicated under "Summary of Essential Financial Information".


The Trust Agreement provides that the Trust shall terminate upon the redemption, sale or other disposition of the last Obligation held in the Trust, but in no event shall it continue beyond the end of the year preceding the fiftieth anniversary of the Trust Agreement. In the event of termination of the Trust, written notice thereof will be sent by the Trustee to each Unitholder thereof at his address appearing on the registration books of the Trust maintained by the Trustee, such notice specifying the time or times at which the Unitholder may surrender his certificate or certificates for cancellation. Within a reasonable time thereafter the Trustee shall liquidate any Obligations then held in the Trust and shall deduct from the funds of the Trust any accrued costs, expenses or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The sale of Obligations in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Obligations represented by the Units held by such Unitholder. The Trustee shall then distribute to each Unitholder his share of the balance of the Interest and Principal Accounts. With such distribution the Unitholders shall be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion shall determine that any amounts held in reserve are no longer necessary, it shall make distribution thereof to Unitholders in the same manner.

 Limitation on Liabilities. The Sponsor, the Evaluator and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Obligations. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.


The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Obligations or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the Untied States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Sponsor. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. Van Kampen American Capital Distributors, Inc. is primarily owned by Clayton, Dubilier & Rice, Inc., a New York-based private investment firm. Van Kampen American Capital Distributors, Inc. management owns a significant minority equity position. Effective December 20, 1994, the parent of Van Kampen Merritt Inc. acquired American Capital Management & Research, Inc. As a result, Van Kampen Merritt Inc., has changed its name to Van Kampen American Capital Distributors, Inc. Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (708) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas, 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco, Seattle and Tampa. As of December 31, 1993 the total stockholders' equity of Van Kampen Merritt Inc. was $122,167,000 (audited). (This paragraph relates only to the Sponsor and not to the Trust or any series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

As of September 30, 1994, and without giving effect to the merger, the Sponsor and its affiliates managed or supervised approximately $35.4 billion of investment products, of which over $23 billion is invested in municipal securities. The Sponsor and its affiliates managed $22 billion of assets, consisting of $7.7 billion for 20 open end mutual funds, $8.0 billion for 34 closed-end funds and $6.1 billion for 65 institutional accounts. The Sponsor has also deposited approximately $24.5 billion of unit investment trusts. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R)or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over one million retail investor accounts, opened through retail distribution firms. Van Kampen American Capital Distributors, Inc. is the sponsor of the various series of the trusts listed below and the distributor of the mutual funds and closed-end funds listed below. Unitholders may only invest in the trusts, mutual funds and closed-end funds which are registered for sale in the state of residence of such Unitholder. In order for a Unitholder to invest in the trusts, mutual funds and closed-end funds listed below, such Unitholder must obtain a prospectus relating to the trust or fund involved. A prospectus is the only means by which an offer can be delivered to investors.

Name of Trust                                                        Trust Investment Objective
Insured Municipals Income Trust..................................... Tax-exempt income by investing in insured municipal securities
                                                                     Double tax-exemption for California residents by investing in
California Insured Municipals Income Trust.......................... insured California municipal securities
                                                                     Double and in certain cases triple tax-exemption for New York residents by investing in insured New York municipal
New York Insured Municipals Income Trust............................ securities
                                                                     Double and in certain cases triple tax-exemption for
                                                                     Pennsylvania residents by investing in insured Pennsylvania
Pennsylvania Insured Municipals Income Trust........................ municipal securities
Insured Municipals Income Trust, Insured Multi-Series
 (Premium Bond Series, National, Limited Maturity, Intermediate,
 Short Intermediate, Discount, Alabama, Arizona, Arkansas,
 California, California Intermediate, California Intermediate
 Laddered Maturity, California Premium, Colorado, Connecticut,
 Florida, Florida Intermediate, Florida Intermediate Laddered
 Maturity, Georgia, Louisiana, Massachusetts, Massachusetts
 Premium, Michigan, Michigan Intermediate, Michigan
 Intermediate Laddered Maturity, Michigan Premium, Minnesota,
 Missouri, Missouri Intermediate Laddered Maturity, Missouri
 Premium, New Jersey, New Jersey Intermediate Laddered
 Maturity, New Mexico, New York, New York Intermediate, New          Tax-exempt income by investing in insured municipal
 York Intermediate Laddered Maturity, New York Limited               securities; all issuers of bonds in a state trust are located
 Maturity, Ohio, Ohio Intermediate, Ohio Intermediate Laddered       in such state or in territories or possessions of the United
 Maturity, Ohio Premium, Oklahoma, Pennsylvania, Pennsylvania        States-- providing exemptions from all state income tax for
 Intermediate, Pennsylvania Intermediate Laddered Maturity,          residents of such state (except for the Oklahoma IM-IT Trust
 Pennsylvania Premium, Tennessee, Texas, Texas Intermediate          where a portion of the income of the Trust may be subject to
 Laddered Maturity, Washington, West Virginia)...................... the Oklahoma state income tax)
Insured Tax Free Bond Trust......................................... Tax-exempt income by investing in insured municipal securities
                                                                     Tax-exempt income by investing in insured municipal
                                                                     securities; all issuers of bonds in a state trust are located
Insured Tax Free Bond Trust, Insured Multi-Series                    in such state--providing exemptions from state income tax for
 (National Limited Maturity, New York).............................. residents of such state
Investors' Quality Tax-Exempt Trust................................. Tax-exempt income by investing in municipal securities
Investors' Quality Tax-Exempt Trust, Multi-Series
 (National, National AMT, Intermediate, Alabama, Arizona,
 Arkansas, California, Colorado, Connecticut, Delaware,              Tax-exempt income by investing in municipal securities; all
 Florida, Georgia, Hawaii, Kansas, Kentucky, Maine, Maryland,        issuers of bonds in a state trust are located in such state
 Massachusetts, Michigan, Minnesota, Missouri, Nebraska,             or in territories or possessions of the United
 New Jersey, New York, North Carolina, Ohio, Oregon,                 States--providing exemptions from state income tax for
 Pennsylvania, South Carolina, Virginia)............................ residents of such state
                                                                     Tax-exempt income for investors not subject to the
                                                                     alternative minimum tax by investing in municipal securities, some or all of which are subject to the Federal alternative
Investors' Quality Municipals Trust, AMT Series......................minimum tax
Investors' Corporate Income Trust....................................Taxable income by investing in corporate bonds
                                                                     Taxable income by investing in government-backed GNMA
Investors' Governmental Securities--Income Trust.................... securities
                                                                     High current income through an investment in a diversified portfolio of foreign currency denominated corporate debt
Van Kampen Merritt International Bond Income Trust...................obligations
                                                                     High current income consistent with preservation of capital through a diversified investment in a fixed portfolio of
                                                                     insured, long-term or intermediate-term corporate debt
Van Kampen Merritt Insured Income Trust..............................securities
                                                                     High current income consistent with preservation of capital through a diversified investment in a fixed portfolio of
                                                                     insured, long-term or intermediate-term corporate debt
Van Kampen American Capital Insured Income Trust.....................securities
                                                                     High dividend income and capital appreciation by investing in
Van Kampen Merritt Utility Income Trust..............................common stock of electric utilities
                                                                      Provide the potential for capital appreciation and income by investing in a portfolio of actively traded, New York Stock
                                                                     Exchange listed equity securities which are components of the
Van Kampen Merritt Select Equity Trust...............................Dow Jones Industrial Average*
                                                                     Protect Unitholders' capital and provide the potential for capital appreciation and income by investing a portion of its portfolio in "zero coupon"U.S. Treasury obligations
                                                                     and the remainder of the trust's portfolio in the identical
Van Kampen Merritt Select Equity and Treasury Trust..................equity securities which comprise the Select Equity Trust
                                                                     Provide the potential for capital appreciation and income by investing in a portfolio of actively traded, New York Stock
                                                                     Exchange listed equity securities which are components of the
Van Kampen Merritt Blue Chip Opportunity Trust.......................Dow Jones Industrial Average*
                                                                     Protect Unitholders' capital and provide the potential for capital appreciation and income by investing a portion of its portfolio in "zero coupon"U.S. Treasury obligations
                                                                     and the remainder of the trust's portfolio in actively
                                                                     traded, New York Stock Exchange listed equity securities
Van Kampen Merritt Blue Chip Opportunity and                         which at the time of the creation of the trust were
 Treasury Trust......................................................components of the Dow Jones Industrial Average*
                                                                     High current income consistent with preservation of capital through a diversified investment in a fixed portfolio
                                                                     primarily consisting of Brady Bonds of emerging market
                                                                     countries that have restructured sovereign debt pursuant to
Van Kampen Merritt Emerging Markets Income Trust.....................the framework of the Brady Plan
                                                                     Provide the potential for capital appreciation and income
                                                                     consistent with the preservation of invested capital, by
                                                                     investing in a portfolio of equity securities which provide
Van Kampen Merritt Global Telecommunications Trust...................equipment for or services to the telecommunications industry
                                                                     Provide the potential for capital appreciation and income
                                                                     consistent with the preservation of invested capital, by
                                                                     investing in a portfolio of equity securities diversified
Van Kampen Merritt Global Energy Trust...............................within the energy industry
                                                                     Provide an above average total return through a combination of potential capital appreciation and dividend income,
                                                                     consistent with preservation of invested capital, by
                                                                     investing in a portfolio of common stocks of the ten
Strategic Ten Trust                                                  companies in a recognized stock exchange index having the
 (United States, United Kingdom, and Hong Kong Portfolios)...........highest dividend yields
                                                                     Provide the potential for capital appreciation and income
                                                                     consistent with the preservation of invested capital, by
                                                                     investing in a portfolio of equity securities diversified
Van Kampen Merritt Brand Name Equity Trust...........................within the non-durable consumer products industry

*The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average.

Name of Mutual Fund                                        Fund Investment Objective
Van Kampen Merritt U.S. Government Fund....................High current income by investing in U.S. Government securities
                                                           High current income exempt from Federal income taxes by investing in
Van Kampen Merritt Insured Tax Free Income Fund............insured municipal securities
                                                           High level of current income exempt from Federal income tax, consistent
Van Kampen Merritt Municipal Income Fund...................with preservation of capital
                                                           High current income exempt from Federal income taxes by investing in
Van Kampen Merritt Tax Free High Income Fund...............medium and lower grade municipal securities
                                                           High current income exempt from Federal and California income taxes by
Van Kampen Merritt California Insured Tax Free Fund........investing in insured California municipal securities
                                                           Provide a high level of current income by investing in medium and lower grade domestic and foreign government and corporate debt securities.
Van Kampen Merritt High Yield Fund.........................The Fund will seek capital appreciation as a secondary objective
                                                           Long-term growth of both capital and dividend income by investing in
Van Kampen Merritt Growth and Income Fund..................dividend paying common stocks
                                                           High current income exempt from Federal and Pennsylvania state and local income taxes by investing in medium and lower grade Pennsylvania
Van Kampen Merritt Pennsylvania Tax Free Income Fund.......municipal securities
                                                           High current income by investing in a broad range of money market
Van Kampen Merritt Money Market Fund.......................instruments that will mature within twelve months
                                                           High current income exempt from Federal income taxes by investing in a broad range of municipal securities that will mature within twelve
Van Kampen Merritt Tax Free Money Fund.....................months
                                                           High current income by investing in a global portfolio of high quality debt securities denominated in various currencies having remaining
Van Kampen Merritt Short-Term Global Income Fund...........maturities of not more than three years
                                                           High level of current income with a relatively stable net asset value
Van Kampen Merritt Adjustable Rate U.S. Government Fund....investing in U.S. Government securities
                                                           High level of current income exempt from Federal income tax, consistent
Van Kampen Merritt Limited Term Municipal Income Fund......with preservation of capital
                                                           Provide capital appreciation and current income by investing in a diversified portfolio of common stocks and income securities issued by
Van Kampen Merritt Utility Fund............................companies engaged in the utilities industry
                                                           Provide shareholders with high current income. The Fund will seek
Van Kampen Merritt Strategic Income Fund...................capital appreciation as a secondary objective
                                                           High level of current income exempt from Federal income tax and Florida intangible personal property taxes consistent with preservation of
Van Kampen Merritt Florida Insured Tax Free Income Fund....capital
                                                           High level of current income exempt from Federal income tax and New
Van Kampen Merritt New Jersey Tax Free Income Fund.........Jersey gross income tax consistent with preservation of capital
                                                           High level of current income exempt from Federal as well as New York
                                                           State and New York City income taxes, consistent with preservation of
Van Kampen Merritt New York Tax Free Income Fund...........capital
                                                           To provide shareholders current income while also seeking to provide
Van Kampen Merritt Balanced Fund...........................capital growth

Name of Closed-end Fund                                     Fund Investment Objective
                                                            High current income exempt from Federal income taxes with safety of principal by investing in a diversified portfolio of investment grade
Van Kampen Merritt Municipal Income Trust...................municipal securities
                                                            High current income exempt from Federal and California income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt California Municipal Trust...............investment grade California municipal securities
                                                            High current income while seeking to preserve shareholders' capital by investing in a diversified portfolio of high yield fixed income
Van Kampen Merritt Intermediate Term High Income Trust......securities
                                                            High current income while seeking to preserve shareholders' capital by investing in a diversified portfolio of high yield fixed income
Van Kampen Merritt Limited Term High Income Trust...........securities
                                                            High current income, consistent with preservation of capital by
Van Kampen Merritt Prime Rate Income Trust..................investing in interests in floating or variable rate senior loans
                                                            High current income exempt from Federal income tax, consistent with
Van Kampen Merritt Investment Grade Municipal Trust.........preservation of capital
                                                            High level of current income exempt from Federal income tax,
Van Kampen Merritt Municipal Trust..........................consistent with preservation of capital
                                                            High current income exempt from Federal and California income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt California Quality Municipal Trust.......investment grade California municipal securities
                                                            High current income exempt from Federal income taxes and Florida intangible personal property taxes with safety of principal by investing in a diversified portfolio of investment grade Florida
Van Kampen Merritt Florida Quality Municipal Trust..........municipal securities
                                                            High current income exempt from Federal as well as New York State and
                                                            New York City income taxes with safety of principal by investing in a
Van Kampen Merritt New York Quality Municipal Trust.........diversified portfolio of investment grade New York municipal securities
                                                            High current income exempt from Federal and Ohio income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt Ohio Quality Municipal Trust.............investment grade Ohio municipal securities
                                                            High current income exempt from Federal and Pennsylvania income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt Pennsylvania Quality Municipal Trust.....investment grade Pennsylvania municipal securities
                                                            High level of current income exempt from Federal income tax,
Van Kampen Merritt Trust for Investment Grade Municipals....consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital by investing in a diversified portfolio of municipal securities which are covered by insurance with
Van Kampen Merritt Trust for Insured Municipals.............respect to timely payment of principal and interest
                                                            High level of current income exempt from Federal and California income
Van Kampen Merritt Trust for Investment Grade CA            taxes, consistent with preservation of capital by investing in a
 Municipals.................................................diversified portfolio of California municipal securities
                                                            High level of current income exempt from Federal income taxes, consistent with preservation of capital. The Fund also seeks to offer
Van Kampen Merritt Trust for Investment Grade FL            its Shareholders the opportunity to own securities exempt from Florida
 Municipals.................................................intangible personal property taxes
Van Kampen Merritt Trust for Investment Grade NJ
 Municipals                                                 High level of current income exempt from Federal income taxes and New
  ..........................................................Jersey gross income taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal as well as from New
Van Kampen Merritt Trust for Investment Grade NY            York State and New York City income taxes, consistent with
 Municipals.................................................preservation of capital
                                                            High level of current income exempt from Federal and Pennsylvania
Van Kampen Merritt Trust for Investment Grade PA            income taxes and, where possible under local law, local income and
 Municipals.................................................property taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital by investing in a diversified
Van Kampen Merritt Municipal Opportunity Trust..............portfolio of municipal securities
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital by investing in a diversified
Van Kampen Merritt Advantage Municipal Income Trust.........portfolio of municipal securities
                                                            High level of current income exempt from Federal and Pennsylvania
Van Kampen Merritt Advantage Pennsylvania Municipal         income taxes and, where possible under local law, local income and
 Income Trust...............................................property taxes, consistent with preservation of capital
                                                            Provide common shareholders with a high level of current income exempt
Van Kampen Merritt Strategic Sector Municipal Trust.........from Federal income taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income taxes,
Van Kampen Merritt Value Municipal Income Trust.............consistent with preservation of capital
Van Kampen Merritt California Value Municipal               High level of current income exempt from Federal and California income
 Income Trust...............................................taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income taxes and
Van Kampen Merritt Massachusetts Value Municipal            Massachusetts personal income taxes, consistent with preservation of
  Income Trust..............................................capital
Van Kampen Merritt New Jersey Value Municipal               High level of current income exempt from Federal income taxes and New
 Income Trust...............................................Jersey gross income tax, consistent with preservation of capital
                                                            High level of current income exempt from Federal as well as New York
Van Kampen Merritt New York Value Municipal                 State and New York City income taxes, consistent with preservation of
 Income Trust...............................................capital
Van Kampen Merritt Ohio Value Municipal Income              High level of current income exempt from Federal and Ohio income
 Trust......................................................taxes, consistent with preservation of capital
Van Kampen Merritt Pennsylvania Value Municipal             High level of current income exempt from Federal and Pennsylvania
  Income Trust..............................................income taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax,
Van Kampen Merritt Municipal Opportunity Trust II...........consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital. The Fund seeks to offer its common shareholders the opportunity to own securities exempt from
Van Kampen Merritt Florida Municipal Opportunity Trust .....Florida intangible personal property taxes
                                                            Provide common shareholders with a high level of current income exempt
Van Kampen Merritt Advantage Municipal Income Trust II......from Federal income tax, consistent with preservation of capital
                                                            To provide common shareholders with a high level of current income
Van Kampen Merritt Select Sector Municipal Trust............exempt from Federal income tax, consistent with preservation of capital


If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission,
(ii) terminate the Trust Agreement and liquidate the Fund as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

All costs and expenses incurred in creating and establishing the Fund, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses have been borne by the Sponsor at no cost to the Fund.

Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Obligations for the Trust portfolio.

In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the certificates issued by the Trust to, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation (see "Rights of UnitholdersReports Provided"). The
Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Obligations held in the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the Trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall invest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

 OTHER MATTERS

 Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Various counsel have acted as counsel for the Trustee.

Independent Certified Public Accountants. The statement of condition and the related portfolio included in Part One of this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

DESCRIPTION OF OBLIGATION RATINGS

Sandard & Poor's Ratins Group. A brief description of the applicable Standard & Poor's Ratings Group (Standard & Poor's) rating symbols and their meanings follows:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.   Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

As published by the rating companies.

A - Bonds rated A have a strong capacity to pay interest and repay principal although the are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA"to "BBB"may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The symbol "(p)"indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:


Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as " gilt edge". Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. With the occasional exception of oversupply in a few specific instances, the safety of obligations of this class is so absolute that their market value is affected solely by money market fluctuations.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. These Aa bonds are high grade, their market value virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as higher medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by credit circumstances during a sustained period of depressed business conditions. During periods of normalcy, bonds of this quality frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

Baa - Bonds which are rated Baa are considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations move in parallel with Aaa, Aa and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


No person is authorized to give any information or to make any representation not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the
Trust, the Sponsor or the dealers.   This Prospectus does not constitute an
offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

Sponsor: VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.

 TABLE OF CONTENTS
Title                                          Page
Summary of Essential Financial
  Information................................   1
The Trust....................................   2
Investment Objectives and
  Portfolio Selection........................   2
Trust Portfolio..............................   3
Estimated Current Return and
  Estimated Long-Term Return.................   6
Trust Operating Expenses.....................   6
Insurance on the Obligations.................   7
Tax Status...................................  11
Public Offering..............................  14
Rights of Unitholders........................  16
Trust Administration.........................  19
Other Matters................................  25
Description of Obligation
  Ratings....................................  25

VAN KAMPEN MERRITT
INSURED INCOME TRUST

A Wealth of Knowledge A Knowledge of Wealth(sm)
VAN KAMPEN AMERICAN CAPITAL

One Parkview Plaza
Oakbrook Terrace, Illinois  60181

2800 Post Oak Boulevard
Houston,Texas  77056

PROSPECTUS
PART TWO

Note: This Prospectus May Be Used Only
When Accompanied by Part One. Both
Parts of this Prospectus should be retained for future reference.

Dated as of the dateof the Prospectus
Part I accompanyingthe ProspectusPart II.




INTERMEDIATE SERIES  25

4,960 Units

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

 The above-named series of Van Kampen Merritt Insured Intermediate Income Trust (the "Trust") consists of an insured portfolio of interest-bearing long-term debt obligations (the "Obligations") issued by public utilities. Each Unit represents a fractional undivided interest in the principal and net income of the Trust (see "Summary of Essential Financial Information" in this Part One and "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE

 The Public Offering Price of the Units of each Trust is equal to the aggregate bid price of the Obligations in the portfolio of such Trust divided by the number of Units of such Trust outstanding, plus a sales charge. The sales charge is based upon the years to average maturity of the Obligations in the portfolio. The sales charge ranges from 1.5% of the Public Offering Price (1.523% of the aggregate bid price of the Obligations) for a Trust with a portfolio with less than two years to average maturity to 5.7% of the Public Offering Price (6.045% of the aggregate bid price of the Obligations) for a Trust with a portfolio with sixteen or more years to average maturity. See "Summary of Essential Financial Information" in this Part One.

ESTIMATED CURRENT AND LONG-TERM RETURNS

Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information" in this Part One. The methods of calculating Estimated Current Return and Estimated Long-Term Return are set forth in Part Two of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is December 20, 1995

Van Kampen American Capital

VAN KAMPEN MERRITT INSURED INCOME TRUST, INTERMEDIATE
SERIES 25
Summary of Essential Financial Information
As of October 5, 1995
  Sponsor: Van Kampen American Capital Distributors, Inc.
Evaluator: American Portfolio Evaluation Services
           (A division of a subsidiary of the Sponsor)
  Trustee: The Bank of New York

                                                                                               VIIN
General Information
Principal Amount (Par Value) of Securities........................................ $      4,860,000
Number of Units...................................................................            4,960
Fractional Undivided Interest in Trust per Unit...................................          1/4,960
Public Offering Price:
 Aggregate Bid Price of Securities in Portfolio................................... $   4,902,588.22
 Aggregate Bid Price of Securities per Unit....................................... $         988.43
 Sales charge 4.275 % (4.1 % of Public Offering Price excluding principal cash)... $          42.25
 Principal Cash per Unit.......................................................... $           8.45
 Public Offering Price per Unit <F1>.............................................. $       1,039.13
Redemption Price per Unit......................................................... $         996.87
Excess of Public Offering Price per Unit over Redemption Price per Unit........... $          42.26
Minimum Value of the Trust under which Trust Agreement may be terminated.......... $   1,026,000.00
Annual Premium on Portfolio Insurance............................................. $       7,058.00

Minimum Principal Distribution.......$1.00 per Unit
Date of Deposit......................December 14, 1992
Mandatory Termination Date...........December 31, 2041
Evaluator's Annual Supervisory Fee...Maximum of $0.25 per Unit
Evaluator's Annual Fee <F4>..........$1,500

Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

                                                                               Semi-
Special Information Based On Various Distribution Plans             Monthly    Annual
Calculation of Estimated Net Annual Unit Income:
 Estimated Annual Interest Income per Unit......................... $    71.00 $    71.00
 Less: Estimated Annual Expense excluding Insurance................ $     1.89 $     1.43
 Less: Annual Premium on Portfolio Insurance....................... $     1.42 $     1.42
 Estimated Net Annual Interest Income per Unit..................... $    67.69 $    68.15
Calculation of Estimated Interest Earnings per Unit:
 Estimated Net Annual Interest Income.............................. $    67.69 $    68.15
 Divided by 12 and 2, respectively................................. $     5.64 $    34.08
Estimated Daily Rate of Net Interest Accrual per Unit.............. $   .18802 $   .18929
Estimated Current Return Based on Public Offering Price <F2><F3>...     6.57 %     6.61 %
Estimated Long-Term Return <F2><F3>................................     5.93 %     5.97 %

Record and Computation Dates....FIRST day of the month as follows: monthly - each month;  and semi-annual June and  December.
Distribution Dates..............FIFTEENTH day of the month as follows: monthly - each month;  and semi-annual June and December.
                                $.91 and $.51 per $1,000 principal amount of Bonds, respectively, for those portions of the Trust
Trustee's Annual Fee............under the monthly and semi-annual distribution plans.

<F1>Plus accrued interest to the date of settlement (three business days after purchase) of $2.06 and $25.02 for those portions of the Trust under the monthly and semi-annual distribution plans.

<F2>The Estimated Current Return and Estimated Long-Term Return are increased for transactions entitled to a reduced sales charge.

<F3>The Estimated Current Return and Estimated Long-Term Return on an identical portfolio without the insurance obtained by the Trust would have been slightly higher.

<F4>Notwithstanding information to the Contrary in Part Two of this Prospectus, the Trust Indenture provides that as compensation for its services, the Evaluator shall receive a fee of $.30 per $1,000 principal amount of Bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

PORTFOLIO

In selecting Obligations for the Trust, the following facts, among others were considered by the Sponsor: (a) the quality of the Obligations and whether such obligations were rated "BBB-" by Standard & Poor's, A Division of The McGraw-Hill Companies or "Baa" by Moody's Investors Service, Inc., or, if not rated the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable acquisition by the Fund,
(b) the prices of the Obligations relative to other obligations of comparable quality and maturity, (c) the diversification of Obligations as to purpose of issue and location of issuer, (d) the availability and cost of insurance for the prompt payment of principal and interest on the Obligations and (e) whether the debt obligations were issued after July 18, 1984. The Trust consists of 9 issues, 6 of which have been issued by public utilities, 2 Taxable Municipal Bonds and 1 U.S. Treasury Obligation. See "Portfolio" herein and "Description of Ratings" in Part Two.

PER UNIT INFORMATION

                                                                                               1993<F1>           1994         1995
Net asset value per Unit at beginning of period........................................... $     982.46  $   1,078.79  $     971.24
Net asset value per Unit at end of period................................................. $   1,078.79  $      971.27 $   1,009.38
Distributions to Unitholders of investment income including accrued interest to carry
paid on Units redeemed (average Units outstanding for entire period)<F2>.................. $      24.80  $       69.60 $      69.83
Distributions to Unitholders from redemption proceeds of Obligations (average Units
outstanding for entire period)............................................................ $        5.62 $          -- $       6.36
Unrealized appreciation (depreciation) of Obligations (per Unit outstanding at end of
period)................................................................................... $       77.80 $    (108.96) $      45.95
Distributions of investment income by frequency of payment <F2>
 Monthly.................................................................................. $      27.55  $       68.91 $      68.77
 Semiannual............................................................................... $      16.19  $       69.40 $      69.44
Units outstanding at end of period........................................................        5,124          5,015        4,963

<F1>For the period from December 14, 1992 (date of deposit) through August 31,
1993.

<F2>Unitholders may elect to receive distributions on a monthly or semi-annual basis.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of Van Kampen Merritt Insured Income Trust, Intermediate Series 25:

We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio of Van Kampen Merritt Insured Income Trust, Intermediate Series 25 as of August 31, 1995, and the related statements of operations and changes in net assets for the period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of obligations owned at August 31, 1995 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Merritt Insured Income Trust, Intermediate Series 25 as of August 31, 1995, and the results of operations and changes in net assets for the period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995, in conformity with generally accepted accounting principles.

                                               GRANT THORNTON LLP

Chicago, Illinois
October 13, 1995

VAN KAMPEN MERRITT INSURED INCOME TRUST,
INTERMEDIATE SERIES 25
Statement of Condition
August 31, 1995

                                                                                               VIIN
Trust property
 Cash................................................................................ $       6,584
 Securities at market value, (cost $4,818,672) (note 1)..............................     4,898,931
 Accrued interest....................................................................       104,023
 Receivable for securities sold......................................................            --
                                                                                      $   5,009,538
Liabilities and interest to Unitholders
 Cash overdraft...................................................................... $          --
 Redemptions payable.................................................................            --
 Interest to Unitholders.............................................................     5,009,538
                                                                                      $   5,009,538
Analysis of Net Assets
Interest of Unitholders (4,963 Units of fractional undivided interest outstanding)
 Cost to original investors of 5,130 Units (note 1).................................. $   5,198,537
 Less initial underwriting commission (note 3).......................................       155,917
                                                                                          5,042,620
 Less redemption of 167 Units........................................................       161,262
                                                                                          4,881,358
Undistributed net investment income
 Net investment income...............................................................       944,727
 Less distributions to Unitholders...................................................       829,039
                                                                                            115,688
 Realized gain (loss) on sale or redemption of Obligations...........................       (7,227)
 Unrealized appreciation (depreciation) of Obligations (note 2)......................        80,259
 Distributions to Unitholders of sale or redemption proceeds of Obligations..........      (60,540)
 Net asset value to Unitholders...................................................... $   5,009,538
Net asset value per Unit (4,963 Units outstanding)................................... $    1,009.38

The accompanying notes are an integral part of this statement.

VAN KAMPEN MERRITT INSURED INCOME TRUST, INTERMEDIATE SERIES 25
Statements of Operations
Period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995

                                                                               1993          1994        1995
Investment income
 Interest income...................................................... $257,944     $     367,638 $   359,275
Expenses
 Trustee fees and expenses............................................  3,067               5,792       5,609
 Evaluator fees.......................................................  981                 1,603       1,500
 Insurance expense....................................................  4,568               7,217       7,262
 Supervisory fees.....................................................  647                 1,072         812
 Total expenses.......................................................  9,263              15,684      15,183
 Net investment income................................................  248,681           351,954     344,092
Realized gain (loss) from sale or redemption of Obligations
 Proceeds.............................................................  35,000            100,119      81,602
 Cost.................................................................  35,131            102,863      85,954
 Realized gain (loss).................................................  (131)             (2,744)     (4,352)
Net change in unrealized appreciation (depreciation) of Obligations...  398,645         (546,413)     228,027
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......$647,195     $   (197,203) $   567,767

Statements of Changes in Net Assets
Period from December 14, 1992 (date of deposit) through August 31, 1993 and the years ended August 31, 1994 and 1995

                                                                                                   1993          1994          1995
Increase (decrease) in net assets
Operations:
 Net investment income.................................................................. $248,681       $     351,954 $     344,092
 Realized gain (loss) on sale or redemption of Obligations..............................  (131)               (2,744)       (4,352)
 Net change in unrealized appreciation (depreciation) of Obligations....................  398,645           (546,413)       228,027
 Net increase (decrease) in net assets resulting from operations........................  647,195           (197,203)       567,767
Distributions to Unitholders from:
 Net investment income..................................................................  (127,122)         (353,682)     (348,235)
 Sale or redemption proceeds of Obligations.............................................  (28,798)                 --      (31,742)
Redemption of Units                                                                       (6,179)           (105,937)      (49,146)
 Total increase (decrease)..............................................................  485,096           (656,822)       138,644
Net asset value to Unitholders
 Beginning of period....................................................................  5,042,620         5,527,716     4,870,894
 End of period (including undistributed net investment income of $121,559, $119,831 and
$115,688, respectively)................................................................. $5,527,716     $   4,870,894 $   5,009,538

The accompanying notes are an integral part of these statements.

VAN KAMPEN MERRITT INSURED INCOME TRUST
INTERMEDIATE SERIES
PORTFOLIO as of August 31,
1995

                                                                                                                         August 31,
                                                                                                                               1995
Port-                                                                                                    Redemption          Market
folio          Aggregate     Name of Issuer, Title, Interest Rate and  Maturity           Rating            Feature           Value
Item           Principal     Date                                                       (Note 2)           (Note 2)        (Note 1)
A         $          600,000 Texas Utilities Electric Company  8.125% Due 02/01/02 .         BBB+                    $      625,632
B                    750,000 Rochester Gas and Electric Corporation  8.250% Due
                             03/15/02 ..............................................         BBB+                           793,500
C                    125,000 Ohio Edison Company  8.250% Due 04/01/02 ..............         BBB-                           128,301
D                    380,000 City of Jacksonville, Florida, Health Care Facilities
                             Taxable Revenue Bonds, Series 1992 (HSI Support
                             Systems, Inc. Project) MBIA Insured  7.500% Due
                             05/01/02 ..............................................          AAA 1996 @ 100 S.F.           385,096
E                    500,000 Dade County, Florida, Professional Sports Franchise
                             Facilities Tax, Revenue Bonds, Taxable Series 1992B1
                             (FGIC Insured)  7.250% Due 10/01/02 ...................          AAA                           504,930
F                    350,000 U.S. Treasury Strip  0.000% Due 11/15/02 ..............           NR                           215,950
G                    735,000 Appalachian Power Company, Medium Term Notes (First
                             Mortgage)  7.400% Due 12/01/02 ........................           A-                           742,357
H                    750,000 Western Massachusetts Electric Company  7.750% Due
                             12/01/02 ..............................................         BBB+ 1997 @ 102.88             767,483
I                    720,000 Niagara Mohawk Power Corporation  8.000% Due 06/01/04 .         BBB-                           735,682
          $        4,910,000 .......................................................                                 $    4,898,931

The accompanying notes are an integral part of this statement.

VAN KAMPEN MERRITT INSURED INCOME TRUST, INTERMEDIATE
SERIES 25
Notes to Financial Statements
August 31, 1993, 1994 and 1995

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Obligations are stated at the value determined by the Evaluator, American Portfolio Evaluation Services (a division of a subsidiary of the Sponsor). The Evaluator may determine the value of the Obligations (1) on the basis of current bid prices of the Obligations obtained from dealers or brokers who customarily deal in Obligations comparable to those held by the Trust, (2) on the basis of bid prices for comparable Obligations, (3) by determining the value of the Obligations by appraisal or (4) by any combination of the above. The Trust maintains insurance which provides for the timely payment when due, of all principal and interest on Obligations owned by it. Except in cases in which Obligations are in default, or significant risk of default, this valuation does not include any value attributable to this insurance feature since the insurance terminates as to any Obligation at the time of its disposition.

Security Cost - The original cost to the Trust was based on the determination by Interactive Data Services, Inc. of the offering prices of the Obligations on the date of deposit (December 14, 1992). Since the valuation is based upon the bid prices the Trust recognized a downward adjustment of $18,800 on the date of deposit resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized appreciation reported in the financial statements for the period ended August 31, 1993.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Obligations in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies. Ratings marked * are by Moody's Investors Service, Inc. as these Bonds are not rated by Standard & Poor's, A Division of the McGraw-Hill Companies. N/R indicates that the Bond is not rated by Standard & Poor's, A Division of the McGraw-Hill Companies or Moody's Investors Service, Inc. The ratings shown represent the latest published ratings of the Bonds. For a brief description of rating symbols and their related meanings, see "Description of Securities
Ratings" in Part Two.

Redemption Feature - There is shown under this heading the year in which each issue of Bonds is initially or currently callable and the call price for that year. Each issue of Bonds continues to be callable at declining prices thereafter (but not below par value) except for original issue discount Bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. "P.R." indicates a bond has been prerefunded. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have an offering side evaluation which represents a premium over par. To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the Bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly distribution date to holders of record on the related monthly record date. The Estimated Current Return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see paragraph (3) under "Federal Tax Status of the Trusts" and "Annual Unit Income and Estimated Current Returns" in
Part Two.

NOTE 2 - PORTFOLIO (continued)

Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the Bonds in the Trust has been obtained by the Trust or by one of the Preinsured Bond Insurers (as indicated in the Bond name). Such insurance does not guarantee the market value of the Bonds or the value of the Units. For Bonds covered under the Trust's insurance policy the insurance is effective only while Bonds thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the Bond involved is payable by the issuer. Insurance expense for the period reflects adjustments for redeemed or sold Bonds.

An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying Bonds or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of Bonds in the portfolio as of the date of these financial statements.

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at August 31, 1995 is as follows:

Unrealized Appreciation    $    87,377
Unrealized Depreciation        (7,118)
                           $    80,259

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Obligations in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the Obligations per Unit on the date of an investor's purchase, plus a sales charge of 3.0% of the public offering price which is equivalent to 3.093% of the aggregate offering price of the Obligations. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the Obligations per Unit on the date of an investor's purchase plus a sales charge based upon the years to average maturity of the Obligations in the portfolio. The sales charge ranges from 1.5% of the public offering price (1.523% of the aggregate bid price of the Obligations) for a Trust with a portfolio with less than two years to average maturity to 5.7% of the public offering price (6.045% of the aggregate bid price of the Obligations) for a Trust with a portfolio with sixteen or more years to average maturity.

Compensation of Evaluator - The Evaluator receives a fee for providing portfolio supervisory services for the Trust ($.25 per Unit, not to exceed the aggregate cost of the Evaluator for providing such services to all applicable Trusts). In addition, the Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended August 31, 1993 and the years ended August 31, 1994 and 1995, 6 Units, 109 Units and 52 Units, respectively, were presented for redemption.







VAN KAMPEN MERRITT
INSURED INCOME TRUST

PROSPECTUS
PART TWO

The Trust. The Trust consists of a series of unit investment trusts issued under the name Van Kampen Merritt Insured Income Trust. Each Trust consists of a portfolio principally comprised of long-term corporate debt obligations (certain of the Trusts are also comprised of long-term taxable municipal debt or government obligations).

Attention Foreign Investors. If you are not a United States citizen or resident, your interest income from this Trust may not be subject to Federal withholding taxes if certain conditions are met. See "Federal Taxation"
 .

Investment Objective of the Trust. The investment objective of the Trust is a high level of current income consistent with preservation of capital through a diversified investment in a fixed portfolio principally consisting of long-term corporate debt securities (and in certain Trusts long-term taxable municipal debt obligations) issued after July 18, 1984 (the "
Obligations"). See "Investment Objectives And Portfolio Selection"
 . There is no assurance that the Trust will achieve its objective. The payment of interest and the preservation of principal is, of course, dependent upon the continuing ability of the issuers and/or obligors of the Obligations and of the insurer thereof to meet their respective obligations. Units of the Trust are not insured by the FDIC, are not deposits or other obligations of or guaranteed by any depository institution or any government agency and are subject to investment risk, including possible loss of the principal amount invested.

The Trust and "AAA"Rating. Insurance guaranteeing the payments of principal and interest, when due, on the Obligations in the portfolio of the Trust has been obtained from an insurance company either by the Trust or by the issuer of the Obligations involved, by a prior owner of the Obligations or by the Sponsor prior to the deposit of such Obligations in the Trust. See " Insurance On The Obligations". Insurance obtained by the Trust applies only while the Obligations involved are retained in the Trust while insurance obtained on Preinsured Obligations is effective so long as such Obligations are outstanding. The Trustee, upon the sale of an Obligation insured under an insurance policy obtained by the Trust, has the right to obtain from the insurer involved permanent insurance for such Obligation upon the payment of a single predetermined insurance premium and any expenses related thereto from the proceeds of the sale of such Obligation. IT SHOULD BE NOTED THAT THE INSURANCE, IN EITHER CASE, RELATES ONLY TO THE OBLIGATIONS IN THE TRUST AND NOT TO THE UNITS OFFERED HEREBY OR TO THE MARKET VALUE THEREOF. As a result of such insurance, the Units of the Trust received a rating of "AAA"by
Standard & Poor's Ratings Group ("Standard & Poor's") on the date the Trust was created. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of the Trust or sales by the Trust of Obligations for less than the purchase price paid by the Trust will reduce payment to Unitholders of the interest and principal required to be paid on such Obligations. See "Insurance On The Obligations". No representation is made as to any insurer's ability to meet its commitments.

Public Offering Price. The secondary market Public Offering Price will be equal to the aggregate bid price of the Obligations in the Trust and cash, if any, in the Principal Account held or owned by such Trust plus the sales charge referred to under "Public Offering-General"plus an amount equal to the accrued interest from the most recent record of such Trust to the date of settlement (five business days after order) less distributions from the Interest Account subsequent to the most recent record date, if any. In addition, for Series 35 and subsequent series of the Trust the Public Offering Price will include Purchased Interest. If the Obligations in the Trust were available for direct purchase by investors, the purchase price of the Obligations would not include the sales charge included in the Public Offering Price of the Units. See "Public Offering".

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSIONOR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

Both parts of this Prospectus should be retained for future reference.

This Prospectus is dated as of the date of the Prospectus Part I accompanying this Prospectus Part II.

Van Kampen American Capital

 Estimated Current Return And Estimated Long-term Return. The estimated Long-Term Return to Unitholders were as set forth under "Summary of Essential Financial Information"in Part One of this Prospectus. The methods of calculating Estimated Current Return and Estimated Long-Term are set forth in the footnotes to the "Summary of Essential Financial
Information"in Part One of this Prospectus and under "Estimated
Current Return and Estimated Long-Term Return".

Distribution. Distributions of interest received by the Trust, pro-rated on an annual basis, will be made monthly for Series 35 and subsequent series of the Trust, and either semi-annually or monthly for prior series (see "Rights of Unitholders--Distributions of Interest and Principal").

Reinvestment Option. Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein. Foreign investors should note, however, that any interest distributions resulting from such a reinvestment program will be subject to U.S. Federal income taxes, including withholding taxes. See "Rights of Unitholders--Reinvestment Option".

Risk Factors. An investment in Units of the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest of a bond when due, volatile interest rates, early call provisions and general economic conditions. See "Trust Portfolio--Risk Factors".

 THE TRUST

 Each series of the Insured Income Trust (the "Trust") was created under the laws of the State of New York pursuant to a Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit between Van
Kampen American Capital Distributors Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, and The Bank of New York, as Trustee, or their respective predecessors.

The Trust may be an appropriate medium for investors who desire to participate in a portfolio of long-term taxable fixed income securities issued after July 18, 1984 with greater diversification than they might be able to acquire individually. Diversification of the Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see Part One for each Trust. In addition, securities of the type initially deposited in the portfolio of the Trust are often not available in small amounts and may, in the case of privately placed securities, be available only to institutional investors.

Unless otherwise terminated as provided therein, the Trust Agreement for all series will terminate at the end of the calendar year prior to the fiftieth anniversary of its execution.

Each Unit initially offered represents a fractional undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

 INVESTMENT OBJECTIVES AND PORTFOLIO SELECTION

The investment objective of the Trust is to provide a high level of current income consistent with safety of principal by investing in a professionally selected portfolio principally consisting of long-term corporate debt obligations (and in certain Trusts long-term taxable municipal debt obligations) issued after July 18, 1984.

 Insurance guaranteeing the timely payment, when due, of all principal and interest on the Obligations in the Trust has been obtained by the Trust from either AMBAC Indemnity Corporation ("AMBAC Indemnity"), Capital
Markets Assurance Corporation ("CapMAC") or a combination thereof (collectively, the "Portfolio Insurers"), or by the issuer of such Obligations, by a prior owner of such Obligations, or by the Sponsor prior to the deposit of such Obligations in the Trust from (1) AMBAC Indemnity or one of its subsidiaries, American Municipal Bond Assurance Corporation ("
AMBAC") or MGIC Indemnity Corporation ("MGIC Indemnity"), (2)
Financial Guaranty Insurance Company ("Financial Guaranty"), (3)
Municipal Bond Investors Assurance Corporation ("MBIA"), (4) Bond
Investors Guaranty Insurance Company ("BIG"), (5) National Union Fire Insurance Company of Pittsburgh, PA ("National Union"), (6) Capital
Guaranty Insurance Company ("Capital Guaranty") (7) CapMAC and/or (8) Financial Security Assurance Inc. ("Financial Security"or "
FSA") (collectively, the "Preinsured Obligation Insurers") (see
"Insurance on the Obligations"). The Portfolio Insurers and the
Preinsured Obligation Insurers are collectively referred to herein as the " Insurers". Insurance obtained by the Trust is effective only while the Obligations thus insured are held in the Trust. The Trustee has the right to acquire permanent insurance from a Portfolio Insurer with respect to each Obligation insured by the respective Portfolio Insurer under a Trust portfolio insurance policy. Insurance relating to Obligations insured by the issuer, by a prior owner of such Obligations or by the Sponsor is effective so long as such Obligations are outstanding. Obligations insured under a policy of insurance obtained by the issuer, by a prior owner of such Bonds or by the Sponsor from one of the Preinsured Obligation Insurers (the "Preinsured Obligations") are not additionally insured by the Trust. No representation is made as to any Insurer's ability to meet its commitments.

Neither the Public Offering Price nor any evaluation of Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by the Trust, if any, unless Obligations are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-Offering Price".

In order for Obligations to be eligible for insurance they must have credit characteristics which would qualify them for at least the Standard & Poor's rating of "BBB-"or at least the Moody's Investors Service, Inc.
rating of "Baa", which in brief represent the lowest ratings for securities of investment grade (see "Description of Obligation Ratings"
). Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefore. If an issue is accepted for insurance, a non-cancellable policy for the prompt payment of interest and principal on the Obligations, when due, is issued by the insurer. A monthly premium is paid by the Trust for the insurance obtained by it. The Trustee has the right to obtain permanent insurance from a Portfolio Insurer in connection with the sale of an Obligation insured under the insurance policy obtained from the respective Portfolio Insurer by the Trust upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Obligation. Accordingly, any Obligation in the Trust is eligible to be sold on an insured basis. All Obligations insured by a Portfolio Insurer or by a Preinsured Obligation Insurer received a " AAA"rating by Standard & Poor's on the date such obligations were deposited in the Trust. Standard & Poor's describes securities it rates " AAA"as having "the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."See "Insurance on the Obligations".

 In selecting Obligations for the Trust, the following facts, among others, were considered by the Sponsor: (a) the prices of the Obligations relative to other obligations of comparable quality and maturity, (b) the diversification of Obligations as to purpose of issue and location of issuer, (c) the availability and cost of insurance for the prompt payment of principal and interest on the Obligations and (d) whether the debt obligations were issued after July 18, 1984.

 TRUST PORTFOLIO

Risk Factors. Public Utility Issues. Certain of the Obligations in the Trust are obligations of public utility issuers. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Obligations in the portfolio to make payments of principal and/or interest on such Obligations.

 Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

 Certain of the issuers of the Obligations in the Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced
forecasts of energy requirements and economic conditions.   This experience
indicates that the risk of significant cost increases, delays and licensing difficulties remains present through to completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.


Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility bonds in the Trust to make payments due on these bonds.

In view of the pending investigations and the other uncertainties discussed above, there can be no assurance that any company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations of a company's ability to make interest and principal payments on its outstanding debt.

Taxable Municipal Issues. Certain of the Obligations in the Trust may be taxable obligations of municipal issuers. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risk of which such an investment may entail. Obligations of municipal issuers can be either general obligations of a government entity that are backed by the taxing power of such entity or revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes.

Certain of the Bonds in the Trust may be general obligations of a governmental entity that are backed by the taxing power of such entity. In view of the an investment in such Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors, including an erosion of the tax base due to population declines, natural disasters, declines in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on Federal or state aid, access to capital markets or others factors beyond the entity's control.

As a result of the recent recession's adverse impact upon both their revenues and expenditures, as well as other factors, many state and local governments are confronting deficits and potential deficits which are the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases or spending reductions in order to restore budgetary balance. Failure to implement these actions on a timely basis could force the issuers to depend upon market access to finance deficits or cash flow needs.


 In addition, certain of the Obligations in the Trust may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. Recently, certain proposals, in the form of state legislative proposals or voter initiatives, to limit ad valorem real property taxes have been introduced in various states.

Revenue bonds, on the other hand, are payable only from revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or other special revenue source. The ability of an issuer of revenue bonds to make payments of principal and/or interest on such bonds is primarily dependent upon the success or failure of the facility or class of facilities involved or whether the revenues received from an excise tax or other special revenue source are sufficient to meet obligations.


Typically, interest income received from municipal issues is exempt from Federal income taxation under Section 103 of the Internal Revenue Code of 1986, as amended (the "Code") and therefore is not includible in the gross income of the owners thereof. However, interest income received for taxable municipal obligations is not exempt from Federal income taxation under
Section 103 of the Code. Thus, owners of taxable municipal obligations generally must include interest on such obligations in gross income for Federal income tax purposes and treat such interest as ordinary income.


Certain of the Obligations in the Trust may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.


Certain of the Obligations in the Trust may be health care revenue bonds. In view of this an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other health care facilities, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party payor programs, government regulation and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program. Such adverse changes also may adversely affect the ratings of Securities held in the portfolio of the Trust; however, because of the insurance obtained by the Trust, the "AAA"rating of the Units of the Trust would not be affected.

Certain of the Obligations in the Trust are "zero coupon"U.S.
Treasury bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligations, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

Replacement Obligations. Because certain of the Obligations in the Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Obligation.


Redemptions of Obligations. Certain of the Obligations in the Trust are subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed, at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. The exercise of redemption or call provisions will (except to the extent the proceeds of the called Obligations are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions and it may also offset the current return on Units of the Trust. The portfolio contains a listing of the sinking fund and call provisions, if any, with respect to each
of the Obligations.   Extraordinary optional redemptions and mandatory
redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of Obligations or may require the mandatory redemption of Obligations include, among others: the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Obligations were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Obligations were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the Obligations were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the Obligations were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the Obligations are issued on the issuer of the Obligations or the user of the proceeds of the Obligations; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Obligations; an overestimate of the costs of the project to be financed with the proceeds of the Obligations resulting in excess proceeds of the Obligations which may be applied to redeem Obligations; or an underestimate of a source of funds securing the Obligations resulting in excess funds which may be applied to redeem Obligations. The Sponsor is unable to predict all of the circumstances which may result in such redemption of an issue of Obligations. See " Portfolio"and footnote (3) in "Notes to Portfolio".

 ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN

 As of the opening of business on the date indicated therein, the Estimated Current Returns and the Estimated Long-Term Returns each under the monthly and semi-annual distribution plans were set forth under "Per Unit
Information"for the applicable Trust in Part One of this Prospectus. Only monthly distributions are available for Series 35 and subsequent series. The Estimated Current Returns are calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. The Estimated Net Annual Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Obligations while the Public Offering Price will vary with changes in the offering price of the underlying Obligations and with changes in Purchased Interest for those series which contain Purchased Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightiness of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all the Obligations in the Trust and
(2) takes into account expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Obligations and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only Net Annual Interest Income and Public Offering Price. Neither rate reflects the true return to Unitholders which is lower because neither includes the effect of the delay in the first payment to Unitholders.

 TRUST OPERATING EXPENSES

 Compensation of Sponsor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., which is a wholly-owned subsidiary of the Sponsor (the "Evaluator"), will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Financial Information"in Part One of this Prospectus for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to this Series and other unit investment trusts sponsored by the Sponsor for which it provides such supervisory services in any calendar year exceed the aggregate cost to the Evaluator of supplying such services in such year. In addition, the Evaluator shall receive an annual evaluation fee in the amount set forth in "Summary of Essential Financial Information"in Part One of this
Prospectus (which is based on the outstanding principal amount of obligations of January 1 of each year) for regularly evaluating the Trust's portfolio. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter"in the Consumer Price
Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and the Underwriters will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Obligations as described under "Public Offering".

Trustee's Fee. For its services, the Trustee will receive an annual fee from the Trust based on the largest aggregate amount of Obligations in the Trust at any time during such period. Such fee will be computed at $.51 and $.91 per $1,000 principal amount, respectively, for those portions of the Trust representing semi-annual and monthly distribution plans. Only monthly distributions are available for Series 35 and subsequent series of the Trust. The Trustee's fees are payable monthly on or before the fifteenth day of each month from the Interest Account to the extent funds are available and then from the Principal Account. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter"in the Consumer Price
Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non- interest bearing to Unitholders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see " Rights of Unitholders-Reports Provided"and "Trust Administration"
 .

Insurance Premiums. The cost of the portfolio insurance obtained by the Trust is the amount shown in "Summary of Essential Financial Information"in
Part One of this Prospectus. Premiums, which are Trust obligations, are payable monthly by the Trustee on behalf of the Trust. As Obligations in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of the premium will be reduced in respect of those Obligations no longer owned by and held in the Trust. The Trust does not incur any expenses for insurance which has been obtained for Preinsured Obligations since the premium or premiums for such insurance have been paid by the respective issuers, prior owners of the obligations involved or by the Sponsor. If the Trustee exercises the right to obtain Permanent Insurance, the premium payable for such Permanent Insurance will be paid solely from the proceeds of the sale of the related Obligations. The premiums for such Permanent Insurance with respect to each Obligation will decline over the life of the Obligation.


Miscellaneous Expenses. The following additional charges are or may be incurred by the Trust: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various government charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part and (f) expenditures incurred in contacting Unitholders upon termination of the Trust.

The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the portfolio of the Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Obligations to pay such amounts.

 INSURANCE ON THE OBLIGATIONS

Insurance has been obtained by the Trust or by an Obligation issuer guaranteeing prompt payment of interest and principal, when due (as more fully described below), in respect of all the Obligations in the Trust. See " Investment Objective and Portfolio Selection". Each insurance policy obtained by the Trust is non-cancellable and will continue in force so long as the Trust is in existence, the Portfolio Insurer involved is still in business and the Obligations described in such policy continue to be held by the Trust (see "Portfolio"). Non-payment of premiums on a policy obtained by the Trust will not result in the cancellation of insurance but will force the affected Portfolio Insurer to take action against the Trustee to recover premium payments due it. The Trustee in turn will be entitled to recover such payments from the Trust. Premium rates for each issue of Obligations protected by a policy obtained by the Trust are fixed for the life of the Trust. The premium for any insurance policy or policies obtained by an issuer of Obligations has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Obligations so insured are outstanding and Preinsured Obligation Insurer remains in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy or if the rating assigned to the claims-paying ability of any such insurer deteriorates, the Portfolio Insurers have no obligation to insure any issue adversely affected by either of the above described events.

The aforementioned Trust insurance guarantees the timely payment of principal and interest on the Obligations as they fall due. For the purposes of the portfolio insurance, "when due"generally means the stated maturity date for the payment of principal and interest. However, in the event (a) an issuer of an Obligation defaults in the payment of principal or interest on such Obligation, (b) such issuer enters into a bankruptcy proceeding or (c) the maturity of such Obligation is accelerated, the affected Portfolio Insurer has the option, in its sole discretion, for a limited period of time after receiving notice of the earliest to occur of such a default, bankruptcy proceeding or acceleration to pay the outstanding principal amount of such Obligation plus accrued interest to the date of such payment and thereby retire the Obligation from the Trust prior to such Obligation's stated
maturity date.   The insurance does not guarantee the market value of the
Obligations or the value of the Units. Insurance obtained by the Trust is only effective as to Obligations owned by and held in the Trust. In the event of a sale of any such Obligation by the Trustee, such insurance terminates as to such Obligation on the date of sale.

Pursuant to an irrevocable commitment of the Portfolio Insurers, the Trustee, upon the sale of an Obligation covered under the portfolio insurance policy obtained by the Trust, has the right to obtain permanent insurance with respect to such Obligation (i.e., insurance to maturity of the Obligations regardless of the identity of the holder thereof) (the "Permanent
Insurance") upon the payment of a single predetermined insurance premium and any expenses related thereto from the proceeds of the sale of such Obligation. Accordingly, any Obligation in the Trust is eligible to be sold on an insured basis. It is expected that the Trustee would exercise the right to obtain Permanent Insurance only if upon such exercise the Trust would receive net proceeds (sale of Obligation proceeds less the insurance premium and related expenses attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Obligations were sold on a uninsured basis. The insurance premium with respect to each Obligation eligible for Permanent Insurance would be determined based upon the insurability of each Obligation as of the original date of deposit and would not be increased or decreased for any change in the creditworthiness of each Obligation.

 The Sponsor believes that the Permanent Insurance option provides an advantage to the Trust in that each Obligation insured by a Trust insurance policy may be sold out of the Trust with the benefits of the insurance attaching thereto. Thus, the value of the insurance, if any, at the time of sale, can be realized in the market value of the Obligation so sold (which is not the case in connection with any value attributable to the Trust's portfolio insurance). See "Public OfferingOffering Price". Because any such insurance value may be realized in the market value of the Obligation upon the sale thereof upon exercise of the Permanent Insurance option, the Sponsor anticipates that (a) in the event the Trust were to be comprised of a substantial percentage of Obligations in default or significant risk of default, it is much less likely that the Trust would need at some point in time to seek a suspension of redemptions of Units than if the Trust were to have no such option (see "Rights of UnitholdersRight of Redemption") and (b) at the time of termination of the Trust, if the Trust were holding defaulted Obligations or Obligations in significant risk of default the Trust would not need to hold such Obligations until their respective maturities in order to realize the benefits of the Trust's portfolio insurance (see " Administration of the TrustAmendment or Termination").

Except as indicated below, insurance obtained by the Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value for such insurance (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units if the Obligations covered by such insurance are in default in payment of principal or interest or in significant risk of such default. The value of the insurance will be equal to the difference between
(i) the market value of an Obligation which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium and related expenses attributable to the purchase of Permanent Insurance) and (ii) the market value of such bonds not covered by Permanent Insurance. See "Public OfferingOffering Price"herein for a more complete description of the Trust's method of valuing defaulted Obligations which have a significant risk of default.

The portfolio insurance policies obtained by the Trust were issued by either AMBAC Indemnity or CapMAC. The other policy (or commitment therefor) obtained by an Obligation issuer was issued by AMBAC Indemnity. See "Investment Objectives and Portfolio Selection".

CapMAC is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 50 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate, municipal and other financial obligations in the domestic and foreign capital markets. CapMAC may also provide financial guarantee reinsurance for structured asset-backed, corporate and municipal obligations written by other major insurance companies.

CapMAC's claims-paying ability is rated "Aaa"by Moody's Investors
Service, Inc. ("Moody's"), "AAA"by Standard & Poor's Ratings
Group ("Standard & Poor's"), "AAA"by Duff & Phelps, Inc.
("Duff & Phelps") and "AAA"by Nippon Investors Inc. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

CapMAC is wholly owned by CapMAC Holdings Inc. ("Holdings"), a company that is owned by a group of institutional and other investors, including CapMAC's management and employees.

Neither Holdings nor any of its stockholders is obligated to pay any claims under any Policy issued by CapMAC or any debts of CapMAC or to make additional capital contributions.

CapMAC is regulated by the Superintendent of Insurance of the State of New York. In addition, CapMAC is subject to regulation by the insurance departments of the other jurisdictions in which it is licensed. CapMAC is subject to periodic regulatory examinations by the same regulatory authorities.

CapMAC is bound by insurance laws and regulations regarding capital transfers, limitations upon dividends, investment of assets, changes in control, transactions with affiliates and consolidations and acquisitions. The amount of exposure per risk that CapMAC may retain, after giving effect to reinsurance, collateral or other security, is also regulated. Statutory and regulatory accounting practices may prescribe appropriate rates at which premiums are earned and the levels of reserves required. In addition, various insurance laws restrict the incurrence of debt, regulate permissible investments of reserves, capital and surplus, and govern the form of policies.

CapMAC's obligations under the Policies may be reinsured. Such reinsurance does not relieve CapMAC of any of its obligations under the Policy(s).

THE POLICY IS NOT COVERED BY THE PROPERTY/CASUALTY INSURANCE SECURITY FUND SPECIFIED IN ARTICLE 76 OF THE NEW YORK INSURANCE LAW.

As at December 31, 1993 and 1992, CapMAC had qualified statutory capital (which consists of policyholders' surplus and contingency reserve) of approximately $168 million and $163 million, respectively, and had not incurred any debt obligations. Article 69 of the New York State Insurance Law requires CapMAC to establish and maintain the contingency reserve, which is available to cover claims under policies issued by CapMAC.

In addition to its qualified statutory capital and other reinsurance available to pay claims under its Policies, CapMAC has entered into a Stop Loss Reinsurance Agreement (the "Stop Loss Agreement") with Winterthur
Swiss Insurance Company (the "Reinsurer"), which is rated "AAA"
 by Standard & Poor's and "Aaa"by Moody's, pursuant to which the Reinsurer will be required to pay any losses incurred by CapMAC during the term of the Stop Loss Agreement on the Policies covered under the Stop Loss Agreement in excess of a specified amount of losses incurred by CapMAC under such Policies (such specified amount initially being $100 million and increasing annually by an amount equal to 662/3% of the increase in CapMAC's statutory capital and surplus) up to an aggregate limit payable under the Stop Loss Agreement of $50 million. The Stop Loss Agreement has a term of seven years, is extendable for one-year periods and is subject to early termination upon the occurrence of certain events.

CapMAC also has available a $100,000,000 standby corporate liquidity facility (the "Liquidity Facility") provided by a syndicate of banks rated
A1+/P1 by Standard & Poor's and Moody's, respectively. The Liquidity Facility is currently scheduled to expire in June 1997 and may be extended from time to time. Under the Liquidity Facility CapMAC will be able, subject to satisfying certain conditions, to borrow funds from time to time in order to enable it to fund any claim payments or payments made in settlement or mitigation of claims payments under its policies, including the Policy.

Copies of CapMAC's financial statements prepared in accordance with statutory accounting standards, which differ from generally accepted accounting principles, and filed with the Insurance Department of the State of New York are available upon request. CapMAC is located at 885 Third Avenue, New York, New York 10022, and its telephone number is (212) 755-1155.

AMBAC Indemnity Corporation ("AMBAC Indemnity") is a
Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $1,988,000,000 (unaudited) and statutory capital of approximately $1,148,000,000 (unaudited) as of March 31, 1994. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's Ratings Group have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

Copies of its financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York, 10004 and (212) 668-0340.

AMBAC Indemnity has entered into quota share reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC Indemnity has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.

Municipal Bond Investors Assurance Corporation ("MBIA") is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is a limited liability corporation rather than a several liability association. MBIA is domiciled in the State of New York and licensed to do business in all fifty states, the District of Columbia and the Commonwealth of Puerto Rico. As of September 30, 1994 MBIA had admitted assets of $3.3 billion (unaudited), total liabilities of $2.2 billion (unaudited), and total capital and surplus of $1.1 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's year end financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service, Inc. rates all bond issues insured by MBIA " Aaa"and short-term loans "MIG 1,"both designated to be of the highest quality.

Standard & Poor's Ratings Group rates all new issues insured by MBIA " AAA"Prime Grade.

The Moody's Investors Service, Inc. rating of MBIA should be evaluated independently of the Standard & Poor's Ratings Group rating of MBIA. No application has been made to any other rating agency in order to obtain additional ratings on the Obligations. The ratings reflect the respective rating agency's current assessment of the creditworthiness of MBIA and its ability to pay claims on its policies of insurance. Any further explanation as to the significance of the above ratings may be obtained only from the applicable rating agency.

The above ratings are not recommendations to buy, sell or hold the Obligations and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Obligations.

Financial Guaranty Insurance Company ("Financial Guaranty"or "
FGIC") is a wholly-owned subsidiary of FGIC Corporation (the "
Corporation"), a Delaware holding company. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"
). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of September 30, 1994, the total capital and surplus of Financial Guaranty was approximately $871,000,000. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention:
Communications Department, telephone number: (212) 312-3000 or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Property Companies Bureau, telephone number: (212) 621-0389.

In addition, Financial Guaranty is currently licensed to write insurance in all 50 states and the District of Columbia.

Financial Security Assurance Inc. ("Financial Security"or "
FSA") is a monoline insurance company incorporated on March 16, 1984 under the laws of the State of New York. The operations of Financial Security commenced on July 25, 1985, and Financial Security received its New York State insurance license on September 23, 1985. Financial Security and its two wholly owned subsidiaries are licensed to engage in the financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged exclusively in the business of writing financial guaranty insurance, principally in respect of asset-backed and other collateralized securities offered in domestic and foreign markets. Financial Security and its subsidiaries also write financial guaranty insurance in respect of municipal and other obligations and reinsure financial guaranty insurance policies written by other leading insurance companies. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer.

Financial Security is approximately 91.6% owned by US WEST, Inc. and 8.4% owned by The Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"
). Neither US WEST, Inc. nor Tokio Marine is obligated to pay the debts of or the claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1993 the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $479,110,000 (unaudited) and $220,078,000 (unaudited), and the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $628,119,000 (unaudited) and $202,493,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention: Communications Department. Its telephone number is
(212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written by Financial Security or either of its subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with unaffiliated reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy.

Financial Security's claims-paying ability is rated "Aaa"by Moody's
Investors Service, Inc., and "AAA"by Standard & Poor's Ratings Group,
Nippon Investors Service Inc., Duff & Phelps Inc. and Australian Ratings Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Capital Guaranty Insurance Company ("Capital Guaranty") is a "
Aaa/AAA"rated monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company. Capital Guaranty Corporation is a publicly owned company whose shares are traded on the New York Stock Exchange.

Capital Guaranty is authorized to provide insurance in all 50 states, the District of Columbia and three U.S. territories. Capital Guaranty focuses on insuring municipal securities and our policies guaranty the timely payment of principal and interest when due for payment on new issue and secondary market issue municipal bond transactions. Capital Guaranty's claims-paying ability is rated "Triple-A"by both Moody's and Standard & Poor's.

As of September 30, 1994, Capital Guaranty had more than $14.6 billion in net exposure outstanding. The total statutory policyholders' surplus and contingency reserve of Capital Guaranty was $193,194,000 (unaudited), and the total admitted assets were $293,036,690 (unaudited) as reported to the Insurance Department of the State of Maryland as of September 30, 1994. Financial statements for Capital Guaranty Insurance Company, that have been prepared in accordance with statutory insurance accounting standards, are available upon request. The address of Capital Guaranty's headquarters and its telephone number are Steuart Tower, 22nd Floor, One Market Plaza, San Francisco, CA 94105-1413 and (415) 995-8000.

Because the Obligations are insured by CapMAC, MBIA or AMBAC Indemnity as to the timely payment of principal and interest, when due (as more fully described above), and on the basis of the various reinsurance agreements in effect, Standard & Poor's Ratings Group has assigned to the Units of the Trust its "AAA"investment rating. See "Investment Objectives and
Portfolio Selection". The obtaining of this rating by the Trust should not be construed as an approval of the offering of the Units by Standard & Poor's Ratings Group or as a guarantee of the market value of the Trust or of the Units.

The Estimated Current Return and the Estimated Long-Term on an identical portfolio without the insurance obtained by the Trust would have been higher than the Estimated Current Return and the Estimated Long-Term Return on the obligations in the Trust after payment of the insurance premium.

An objective of portfolio insurance obtained by the Trust is to obtain a higher yield on the Trust portfolio than would be available if all the Obligations in such portfolio had Standard & Poor's Ratings Group "AAA"
 rating and yet at the same time to have the protection of insurance of prompt payment of interest and principal, when due (as more fully described above), on the Obligations. There is, of course, no certainty that this result will be achieved.

In the event of nonpayment of interest or principal, when due (as more fully described above), in respect of an Obligation, the appropriate Insurer shall make such payment within 30 days after it has been notified that such nonpayment has occurred. The appropriate Insurer, as regards any payment it may make, will succeed to the rights of the Trustee in respect thereof.

The information relating to the Insurers has been furnished by the respective Insurers. The financial information with respect to the Insurers appears in reports filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof.

 TAX STATUS

For purposes of the following discussions and opinions, it is assumed that interest on each of the Obligations (including the taxable municipal bonds) is included in gross income for Federal income tax purposes. At the time of Closing of each Trust, Chapman and Cutler, special counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:


The Trust is not an association taxable as a corporation for Federal income tax purposes.

Each Unitholder will be considered the owner of a pro rata portion of each of the Trust assets for Federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"). Each Unitholder will be considered to have received his pro rata share of interest derived from each Trust asset when such interest is received by the Trust. Each Unitholder will also be required to include in taxable income, for Federal income tax purposes, original issue discount with respect to his interest in any Obligations held by the Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.


Each Unitholder will have a taxable event when an Obligation is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder redeems or sells his Units. The cost of the Units to a Unitholder on the date such Units are purchased is allocated among the Obligations held in the Trust (in accordance with the proportion of the fair market values of such Obligations) in order to determine his tax basis for his pro rata portion in each Obligation. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Obligations delivered after the date the Unitholders pay for their Units and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Obligations, gain or loss is recognized to the Unitholder. The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Obligation which was issued with original issue discount (including the Treasury Bonds) must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Obligation which was purchased by the Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. The tax cost reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal or less than his original cost. The Treasury Bonds held by the Trust are treated as bonds that were originally issued at an original issue discount provided, pursuant to Treasury Regulation (the "Regulation") issued on December
28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis"amount as determined thereunder (as discussed below under "Original Issue Discount").
Because the Treasury Bonds represent interests in "stripped"U.S.
Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Treasury Bond held by Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Bonds held by the Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a " de minimis"amount as determined under the Regulation. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Bonds, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him, subject to the following limitation. It should be noted that as a result of the Tax Reform Act of 1986 (the "Act"), certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Temporary regulations have been issued which require Unitholders to treat certain expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Acquisition Premium. If a Unitholder's tax basis of his pro rata portion in any Obligations held by the Trust exceeds the amount payable by the issuer of the Obligation with respect to such pro rata interest upon the maturity of the Obligation, such excess would be considered "acquisition premium" which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisers regarding whether such election should be made and the manner of amortizing acquisition premium.

Original Issue Discount. Certain of the Obligations of the Trust may have been acquired with "original issue discount."In the case of any Obligations of the Trust acquired with "original issue discount"that exceeds a "de minimis"amount as specified in the Code or in the case of the Treasury Bonds as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Obligations are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Obligations. Unitholders should consult their tax advisers as to the amount of original issue discount which accrues.

Special original issue discount rules apply if the purchase price of the Obligation by the Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Unitholders should also consult their tax advisers regarding these special rules. Similarly these special rules would apply to a Unitholder if the tax basis of his pro rata portion of an Obligation issued with original issue discount exceeds his pro rata portion of its adjusted issue price.

Market Discount. If a Unitholder's tax basis in his pro rata portion of Obligations is less than the allocable portion of such Obligation's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis"as specified in the Code. Market discount accrues daily computed on a straight line basis, unless the Unitholder elects to calculate accrued market discount under a constant yield method. The market discount rules do not apply to Treasury Bonds because they are stripped debt instruments subject to special original issue discount rules as discussed above. Unitholders should consult their tax advisers as to the amount of market discount which accrues.

Accrued market discount is generally includable in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Obligations, on the sale, maturity or disposition of such Obligations by the Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

Computation of the Unitholder's Tax Basis. The tax basis of a Unitholder with respect to his interest in an Obligation is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Obligations held by the Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized acquisition premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.

Recognition of Taxable Gain or Loss Upon Disposition of Obligations by the Trust or Disposition of Units. A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in an Obligation is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor. Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount,"and any loss will, under current law, generally be capital gain or loss except in the case of a dealer or financial institution. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Obligation deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of an Obligation by the Trust or the disposition of Units by a Unitholder will be short-term capital gain or loss unless the Unitholder has held his Units for more than one year in which case such capital gain or loss will be long-term. For taxpayers other than corporations, net capital gains are subject to a maximum marginal stated tax rate of 28 percent. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of all of the Obligations represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed. The tax cost reduction requirements of the Code relating to amortization of bond premium may under some circumstances result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

"The Revenue Reconciliation Act of 1993"(the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that characterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions"effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Foreign Investors. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident of a U.S. corporation, partnership, estate or Trust) will generally not be subject to United States Federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Obligation or the sale of his Units provided that all of the following conditions are met: (i) the interest income or gain is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) either (a) the interest is to from sources within the United States or (b) the interest is United States source income (which is the case for most securities issued by United States issuers), the Obligation is issued after July 18, 1984 (which is the case for each Obligation held by the Trust), the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Obligation and the foreign investor is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Obligation, (iii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year and (iv) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.


It should be noted that the Tax Act includes a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest."The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

 General. Each Unitholder (other than a foreign investor who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back- up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder will be subject to back-up withholding.

In the opinion of the special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

The foregoing discussion relates only to United States Federal and New York State and City income taxes; Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.

 PUBLIC OFFERING

 General. Units are offered at the Public Offering Price (which in the secondary market is based on the bid prices of all the Obligations and includes a sales charge determined in accordance with the table set forth below, which is based upon the dollar weighted average maturity of the Trust) plus accrued and undistributed interest to the settlement date. In addition, for Series 35 and subsequent series, the Public Offering Price will also include Purchased Interest. For purposes of computation, Obligations will be deemed to mature on their expressed maturity dates unless: (a) the Obligations have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Obligations are subject to a "mandatory tender", in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charges rates will be applied to each Trust based upon the dollar weighted average maturity of such Trust's Portfolio, in accordance with the following schedule:

                      Sales                           Sales
Years To Maturity     Charge     Years To Maturity    Charge
1                       1.523 % 9                        4.712%
2                       2.041   10                      4.932
3                       2.564   11                      4.932
4                       3.199   12                      4.932
5                       3.842   13                      5.374
6                       4.058   14                      5.374
7                       4.275   15                      5.374
8                       4.493   16 to 30                6.045

The sales charges in the above table are expressed as a percentage of the aggregate bid prices of the Obligations in the Trust. Expressed as a percent of the Public Offering Price (excluding Purchased Interest for those Trusts which contain Purchased Interest), the sales charge on a Trust consisting entirely of a portfolio of Obligations with 15 years to maturity would be 5.10%.

The following section "Accrued Interest (Accrued Interest to Carry)" applies to Series 34 and prior series of the Trust only.

Accrued Interest (Accrued Interest To Carry). Accrued interest to carry consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Obligations in the Trust is actually paid either monthly or semi-annually to the Trust. However, interest on the Obligations in the Trust is accounted for daily on an accrual basis. Because of this, the Trust always has an amount of interest earned but not yet collected but the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

The second element of accrued interest to carry arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Obligations in the Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby. If the Unitholder sells or redeems all or a portion of his Units or if the Obligations in the Trust are sold or otherwise removed or if the Trust is liquidated, he will receive at that time his proportionate share of the accrued interest to carry computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption.

The following section "Purchased and Accrued Interest"applies to Series 35 and subsequent series of the Trust only.

 Purchased And Accrued Interest. Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Obligations from the later of the last payment date on the Obligations or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unitholders as Units are redeemed or Obligations mature or are called. See "Summary Of Essential Financial Information"in Part One of this
Prospectus for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the price Unitholders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued Interest is an accumulation of unpaid interest on securities which generally is paid semi-annually, although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

As indicated in "Purchased Interest", accrued interest as of the First Settlement Date includes Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of such accrued interest to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unitholders Distributions of Interest and Principal."

Because of the varying interest payment dates of the Obligations, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unitholders. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest) held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information"in
Part One of this Prospectus in accordance with fluctuations in the prices of the underlying Obligations in the Trust. The price of the Units as of the opening of business on the date of Part One of this Prospectus was determined by adding to the determination of the aggregate bid price of the Obligations in the Trust the amount equal to the applicable sales charge expressed as a percentage of the aggregate bid price of such value plus Purchased Interest for those Trusts which include Purchased Interest and dividing the sum so attained by the number of Units then outstanding. This computation produces a gross profit equal to such sales charge expressed as a percentage of the Public Offering Price (excluding Purchased Interest for those Trusts which contain Purchased Interest). For secondary market purposes such appraisal and adjustment will be made by the Evaluator as of 4:00 P.M. Eastern time on days on which the New York Stock Exchange is open for each day on which any Unit of the Trust is tendered for redemption, and it shall determine the aggregate value of the Trust as of 4:00 P.M. Eastern time on such other days as may be necessary.

The aggregate price of the Obligations in the Trust has been and will be determined on the basis of bid prices (a) on the basis of current market prices for the Obligations obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (b) if such prices are not available for any particular Obligations, on the basis of current market prices for comparable bonds; (c) by causing the value of the Obligations to be determined by others engaged in the practice of evaluation, quoting or appraising comparable bonds; or (d) by any combination of the above. Unless the Obligations are in default in payment of principal or interest or in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by the Trust.

The Evaluator will consider in its evaluation of Obligations which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Obligations") the value of the insurance guaranteeing interest and principal payments. The value of the insurance obtained by the Trust will be equal to the difference between
(i) the market value of Defaulted Obligations assuming the exercise of the right to obtain Permanent Insurance (less the insurance premiums and related expenses attributable to the purchase of Permanent Insurance) and (ii) the market value of such Defaulted Obligations not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of the affected Portfolio Insurer to meet its commitments under any Trust insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Obligations and the insurance obtained by the Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940.

 Although payment is normally made five business days following the order for purchase, payment may be made prior thereto. However, delivery of certificates representing Units so ordered will be made five business days following such order or shortly thereafter. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

 Unit Distribution. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary Public Offering Price in the manner described.

Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Stealgall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. For secondary market transactions, such concession or agency commission will amount to 4% of the Public Offering Price per Unit. The minimum purchase in the secondary market will be one Unit.


The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time. See "Underwriting"
 .

Sponsor and Dealer Profits. Dealers will receive the gross sales commission as described under "Public OfferingGeneral"above.

As stated under "Public Market"below, the Sponsor intends to, and certain of the dealers may maintain a secondary market for the Units of the Trust. In so maintaining a market, the Sponsor or any such dealers will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price is based on the bid prices of the Obligations in the Trust and includes a sales charge). In addition, the Sponsor or any such dealer will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

Public Market. Although they are not obligated to do so, the Sponsor intends to, and/or certain of the other dealers may, maintain a market for the Units offered hereby and to offer continuously to purchase such Units at prices, subject to change at any time, based upon the aggregate bid price of the Obligations in the portfolio plus Purchased Interest for those Trusts which contain Purchased Interest plus interest accrued to the date of settlement plus any principal cash on hand, less any amounts representing taxes or other governmental charges payable out of the Trust and less any accrued Trust expenses. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or the other dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price, which is based upon the aggregate bid price of the Obligations in the portfolio plus Purchased Interest for those Trusts which contain Purchased Interest and any accrued interest. The aggregate bid prices of the underlying Obligations in the Trust are expected to be less than the related aggregate offering prices. See " Rights of UnitholdersRedemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

 RIGHTS OF UNITHOLDERS

Certificates. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by an officer of a participant in the Securities Transfer Agents Medallion Program ("STAMP"), or in such other manner in addition to, or in substitution for STAMP, as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, Trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

Distributions of Interest and Principal. Interest received by the Trust, including that part of the proceeds of any disposition of Obligations which represents Purchased Interest, if any, and/or accrued interest and including any insurance proceeds representing interest due on defaulted Obligations, is credited by the Trustee to the Interest Account. Other receipts are credited to the Principal Account. All distributions will be net of applicable expenses. The pro rata share of cash in the Principal Account will be computed as of the semi-annual record date and distributions to the Unitholders as of such record date will be made on or shortly after the fifteenth day of such month. For Series 35 and subsequent series, such computation and distribution will occur monthly. Proceeds received from the disposition of any of the Obligations after such record date and prior to the following distribution date will be held in the Principal Account and not distributed until the next distribution date. The Trustee is not required to pay interest on funds held in the Principal or Interest Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds) nor to make a distribution from the Principal Account unless the amount available for distribution shall equal at least $1.00 per Unit.

The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the estimated net annual unit income in the Interest Account after deducting estimated expenses attributable as is consistent with the distribution plan chosen. Only monthly distributions will be available for Series 35 and subsequent series of the Trust. Because interest payments are not received by the Trust at a constant rate throughout the year, such interest distribution may be more or less than the amount credited to the Interest Account as of the record date. For the purpose of minimizing fluctuation in the distributions from the Interest Account, the Trustee is authorized to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account on the ensuing record date. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker- dealer. Only monthly distributions will be available for Series 35 and subsequent series of the Trust.

As of the first day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses").
The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Obligations and redemption of Units by the Trustee.

Distribution Options. Distributions of interest received by the Trust, prorated on an annual basis, will be made monthly unless, and in the case of Series 34 and prior series of the Trust, the Unitholder has elected to receive them semi-annually. Distributions of funds from the Principal Account will be made on a semi-annual basis, except under the special circumstances outlined in "Rights of UnitholdersDistributions of Interest and Principal" above. Record dates for monthly distributions will be the first day of each month and record dates for semi-annual distributions will be the first day of June and December. Distributions will be made on the fifteenth day of the month subsequent to the respective record dates. Unitholders of Series 35 and subsequent series of the Trust will receive distributions of interest and principal on a monthly basis.

In the case of Series 34 and prior series of the Trust, the plan of distribution selected by a Unitholder will remain in effect until changed. Unitholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Unitholders may change the plan of distribution in which they are participating. For the convenience of Unitholders, the Trustee will furnish a card for this purpose; cards may also be obtained upon request from the Trustee. Unitholders desiring to change their plan of distribution may so indicate on the card and return it, together with their certificate and such other documentation that the Trustee may then require, to the Trustee. Certificates should only be sent by registered or certified mail to minimize the possibility of their being lost or stolen. If the card and certificate are properly presented to the Trustee, the change will become effective for all subsequent distributions.

 Reinvestment Option. Unitholders of the Trust may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of any of the mutual funds listed under "Trust Administration Sponsor"which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds".

Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trust. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen American Capital Distributors Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.


After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date, plus a sales charge of $1.00 per $100 of reinvestment except if the participant selects the Van Kampen Merritt Money Market Fund or the Van Kampen Merritt Tax Free Money Fund in which case no sales charge applies. A minimum of one-half of such sales charge would be paid to Van Kampen American Capital Distributors Inc.

Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund.

A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and its investment adviser shall have the right to terminate at any time the reinvestment plan relating to such fund.


Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of interest and, if any, the amount of other receipts (received since the preceding distribution) being distributed expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Trustee deems it to be in the best interests of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of the Obligations), deductions for applicable taxes and for fees and expenses of the Trust (including insurance costs), for purchases of Replacement Obligations and for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Principal Account: the dates of disposition of any Obligations and the net proceeds received therefrom (excluding any portion representing accrued interest and the premium and any expenses related thereto attributable to the exercise of the right to obtain Permanent Insurance), the amount paid for purchases of Replacement Obligations and for redemptions of Units, if any, deductions for payment of applicable taxes, fees and expenses of the Trust and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Obligations held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding.

In order to comply with Federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Obligations in the Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of the other plan of distribution so that Unitholders may be informed regarding the results of such other plan of distribution. Only monthly distributions are available for Series 35 and subsequent series of the Trust.

Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, New York, New York 10286, of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. Thus, redemption of Units cannot be effected until certificates representing such Units have been delivered by the person seeking redemption or satisfactory indemnity provided. No redemption fee will be charged. On the seventh calendar day following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

Under regulations issued by the Internal Revenue Service, the Trustee will be required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, at any time a Unitholder elects to tender Units for redemption, such Unitholder should provide a tax identification number to the Trustee in order to avoid this possible "back-up withholding"in the event the Trustee has not been previously provided such number.

Purchased Interest, if any, and accrued interest paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts will be withdrawn from the Principal Account. The Trustee is empowered to sell underlying Obligations in order to make funds available for redemption. Units so redeemed shall be cancelled.

The Redemption Price per Unit will be determined on the basis of the bid price of the Obligations in the Trust, as of 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange on the date any such determination is made. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust or monies in the process of being collected, (ii) the value of the Obligations in the Trust based on the bid prices of the Obligations, except for those cases in which the value of insurance has been included, (iii) Purchased Interest, if any, included in Series 35 and subsequent series of the Trust, and (iv) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. The Evaluator may determine the value of the Obligations in the Trust by employing any of the methods set forth in "Public OfferingOffering
Price". In determining the Redemption Price per Unit no value will be assigned to the portfolio insurance maintained by the Trust on the Obligations in the Trust unless such Obligations are in default in payment of principal or interest or in significant risk of such default. For a description of the situations in which the Evaluator may value the insurance obtained by the Trust, see "Public OfferingOffering Price".

The price at which Units may be redeemed could be less than the price paid by the Unitholder. As stated above, the Trustee may sell Obligations to cover redemptions. When Obligations are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Pursuant to an irrevocable commitment of the Portfolio Insurers, the Trustee upon the sale of an Obligation has the right to obtain permanent insurance for such Obligation upon the payment of a single predetermined insurance premium and any expenses related thereto from the proceeds of the sale of such Obligation. Accordingly, any Obligation may be sold on an insured basis.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Obligations in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units.

 TRUST ADMINISTRATION

Sponsor Purchases of Units. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the second succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.


Portfolio Administration. The Trustee is empowered to sell, for the purpose of redeeming Units tendered by any Unitholder, and for the payment of expenses for which funds may not be available, such of the Obligations designated by the Evaluator as the Trustee in its sole discretion may deem necessary. The Evaluator, in designating such Obligations, will consider a variety of factors, including (a) interest rates, (b) market value and (c) marketability. To the extent that Obligations are sold which are current in payment of principal and interest in order to meet redemption requests and defaulted Obligations are retained in the portfolio in order to preserve the related insurance protection applicable to said Obligations, the overall quality of the Obligations remaining in the Trust's portfolio will tend to diminish. The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Obligations in the event of an advanced refunding.

The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Obligations to issue new obligations in exchange or substitution for any Obligation pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Obligation or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Obligation in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Obligations originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Obligations, the Trustee is required to give notice thereof to each Unitholder, identifying the Obligations eliminated and the Obligations substituted therefor. Except as stated herein and under "Trust PortfolioReplacement Obligations" regarding the substitution of Replacement Obligations for Failed Obligations, the acquisition by the Trust of any obligations other than the Obligations initially deposited is not permitted.

If any default in the payment of principal or interest on any Obligation occurs and no provision for payment is made therefor either pursuant to the portfolio insurance, or otherwise, within 30 days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Obligation within 30 days after notification by the Trustee to the Sponsor of such default, the Trustee may in its discretion sell the defaulted Obligation and not be liable for any depreciation or loss thereby incurred.

Amendment or Termination. The Sponsor and the Trustee have the power to amend the Trust Agreement without the consent of any of the Unitholders when such an amendment is (a) to cure an ambiguity or to correct or supplement any provision of the Trust Agreement which may be defective or inconsistent with any other provision contained therein or (b) to make such other provisions as shall not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided that the Trust Agreement, may not be amended to increase the number of Units issuable thereunder or to permit the deposit or acquisition of obligations either in addition to or in substitution for any of the Obligations initially deposited in the Trust, except for the substitution of certain refunding obligations for such Obligations. In the event of any amendment, the Trustee is obligated to notify promptly all Unitholders of the substance of such amendment.

The Trust may be terminated at any time by consent of Unitholders representing 51% of the Units of the Trust then outstanding or by the Trustee when the value of the Trust, as shown by any semi-annual evaluation, is less than that indicated under "Summary of Essential Financial Information".


The Trust Agreement provides that the Trust shall terminate upon the redemption, sale or other disposition of the last Obligation held in the Trust, but in no event shall it continue beyond the end of the year preceding the fiftieth anniversary of the Trust Agreement. In the event of termination of the Trust, written notice thereof will be sent by the Trustee to each Unitholder thereof at his address appearing on the registration books of the Trust maintained by the Trustee, such notice specifying the time or times at which the Unitholder may surrender his certificate or certificates for cancellation. Within a reasonable time thereafter the Trustee shall liquidate any Obligations then held in the Trust and shall deduct from the funds of the Trust any accrued costs, expenses or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The sale of Obligations in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Obligations represented by the Units held by such Unitholder. The Trustee shall then distribute to each Unitholder his share of the balance of the Interest and Principal Accounts. With such distribution the Unitholders shall be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion shall determine that any amounts held in reserve are no longer necessary, it shall make distribution thereof to Unitholders in the same manner.

 Limitation on Liabilities. The Sponsor, the Evaluator and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Obligations. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.


The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Obligations or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the Untied States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Sponsor. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. Van Kampen American Capital Distributors, Inc. is primarily owned by Clayton, Dubilier & Rice, Inc., a New York-based private investment firm. Van Kampen American Capital Distributors, Inc. management owns a significant minority equity position. Effective December 20, 1994, the parent of Van Kampen Merritt Inc. acquired American Capital Management & Research, Inc. As a result, Van Kampen Merritt Inc., has changed its name to Van Kampen American Capital Distributors, Inc. Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (708) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas, 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco, Seattle and Tampa. As of December 31, 1993 the total stockholders' equity of Van Kampen Merritt Inc. was $122,167,000 (audited). (This paragraph relates only to the Sponsor and not to the Trust or any series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

As of September 30, 1994, and without giving effect to the merger, the Sponsor and its affiliates managed or supervised approximately $35.4 billion of investment products, of which over $23 billion is invested in municipal securities. The Sponsor and its affiliates managed $22 billion of assets, consisting of $7.7 billion for 20 open end mutual funds, $8.0 billion for 34 closed-end funds and $6.1 billion for 65 institutional accounts. The Sponsor has also deposited approximately $24.5 billion of unit investment trusts. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R)or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over one million retail investor accounts, opened through retail distribution firms. Van Kampen American Capital Distributors, Inc. is the sponsor of the various series of the trusts listed below and the distributor of the mutual funds and closed-end funds listed below. Unitholders may only invest in the trusts, mutual funds and closed-end funds which are registered for sale in the state of residence of such Unitholder. In order for a Unitholder to invest in the trusts, mutual funds and closed-end funds listed below, such Unitholder must obtain a prospectus relating to the trust or fund involved. A prospectus is the only means by which an offer can be delivered to investors.

Name of Trust                                                        Trust Investment Objective
Insured Municipals Income Trust..................................... Tax-exempt income by investing in insured municipal securities
                                                                     Double tax-exemption for California residents by investing in
California Insured Municipals Income Trust.......................... insured California municipal securities
                                                                     Double and in certain cases triple tax-exemption for New York residents by investing in insured New York municipal
New York Insured Municipals Income Trust............................ securities
                                                                     Double and in certain cases triple tax-exemption for
                                                                     Pennsylvania residents by investing in insured Pennsylvania
Pennsylvania Insured Municipals Income Trust........................ municipal securities
Insured Municipals Income Trust, Insured Multi-Series
 (Premium Bond Series, National, Limited Maturity, Intermediate,
 Short Intermediate, Discount, Alabama, Arizona, Arkansas,
 California, California Intermediate, California Intermediate
 Laddered Maturity, California Premium, Colorado, Connecticut,
 Florida, Florida Intermediate, Florida Intermediate Laddered
 Maturity, Georgia, Louisiana, Massachusetts, Massachusetts
 Premium, Michigan, Michigan Intermediate, Michigan
 Intermediate Laddered Maturity, Michigan Premium, Minnesota,
 Missouri, Missouri Intermediate Laddered Maturity, Missouri
 Premium, New Jersey, New Jersey Intermediate Laddered
 Maturity, New Mexico, New York, New York Intermediate, New          Tax-exempt income by investing in insured municipal
 York Intermediate Laddered Maturity, New York Limited               securities; all issuers of bonds in a state trust are located
 Maturity, Ohio, Ohio Intermediate, Ohio Intermediate Laddered       in such state or in territories or possessions of the United
 Maturity, Ohio Premium, Oklahoma, Pennsylvania, Pennsylvania        States-- providing exemptions from all state income tax for
 Intermediate, Pennsylvania Intermediate Laddered Maturity,          residents of such state (except for the Oklahoma IM-IT Trust
 Pennsylvania Premium, Tennessee, Texas, Texas Intermediate          where a portion of the income of the Trust may be subject to
 Laddered Maturity, Washington, West Virginia)...................... the Oklahoma state income tax)
Insured Tax Free Bond Trust......................................... Tax-exempt income by investing in insured municipal securities
                                                                     Tax-exempt income by investing in insured municipal
                                                                     securities; all issuers of bonds in a state trust are located
Insured Tax Free Bond Trust, Insured Multi-Series                    in such state--providing exemptions from state income tax for
 (National Limited Maturity, New York).............................. residents of such state
Investors' Quality Tax-Exempt Trust................................. Tax-exempt income by investing in municipal securities
Investors' Quality Tax-Exempt Trust, Multi-Series
 (National, National AMT, Intermediate, Alabama, Arizona,
 Arkansas, California, Colorado, Connecticut, Delaware,              Tax-exempt income by investing in municipal securities; all
 Florida, Georgia, Hawaii, Kansas, Kentucky, Maine, Maryland,        issuers of bonds in a state trust are located in such state
 Massachusetts, Michigan, Minnesota, Missouri, Nebraska,             or in territories or possessions of the United
 New Jersey, New York, North Carolina, Ohio, Oregon,                 States--providing exemptions from state income tax for
 Pennsylvania, South Carolina, Virginia)............................ residents of such state
                                                                     Tax-exempt income for investors not subject to the
                                                                     alternative minimum tax by investing in municipal securities, some or all of which are subject to the Federal alternative
Investors' Quality Municipals Trust, AMT Series......................minimum tax
Investors' Corporate Income Trust....................................Taxable income by investing in corporate bonds
                                                                     Taxable income by investing in government-backed GNMA
Investors' Governmental Securities--Income Trust.................... securities
                                                                     High current income through an investment in a diversified portfolio of foreign currency denominated corporate debt
Van Kampen Merritt International Bond Income Trust...................obligations
                                                                     High current income consistent with preservation of capital through a diversified investment in a fixed portfolio of
                                                                     insured, long-term or intermediate-term corporate debt
Van Kampen Merritt Insured Income Trust..............................securities
                                                                     High current income consistent with preservation of capital through a diversified investment in a fixed portfolio of
                                                                     insured, long-term or intermediate-term corporate debt
Van Kampen American Capital Insured Income Trust.....................securities
                                                                     High dividend income and capital appreciation by investing in
Van Kampen Merritt Utility Income Trust..............................common stock of electric utilities
                                                                      Provide the potential for capital appreciation and income by investing in a portfolio of actively traded, New York Stock
                                                                     Exchange listed equity securities which are components of the
Van Kampen Merritt Select Equity Trust...............................Dow Jones Industrial Average*
                                                                     Protect Unitholders' capital and provide the potential for capital appreciation and income by investing a portion of its portfolio in "zero coupon"U.S. Treasury obligations
                                                                     and the remainder of the trust's portfolio in the identical
Van Kampen Merritt Select Equity and Treasury Trust..................equity securities which comprise the Select Equity Trust
                                                                     Provide the potential for capital appreciation and income by investing in a portfolio of actively traded, New York Stock
                                                                     Exchange listed equity securities which are components of the
Van Kampen Merritt Blue Chip Opportunity Trust.......................Dow Jones Industrial Average*
                                                                     Protect Unitholders' capital and provide the potential for capital appreciation and income by investing a portion of its portfolio in "zero coupon"U.S. Treasury obligations
                                                                     and the remainder of the trust's portfolio in actively
                                                                     traded, New York Stock Exchange listed equity securities
Van Kampen Merritt Blue Chip Opportunity and                         which at the time of the creation of the trust were
 Treasury Trust......................................................components of the Dow Jones Industrial Average*
                                                                     High current income consistent with preservation of capital through a diversified investment in a fixed portfolio
                                                                     primarily consisting of Brady Bonds of emerging market
                                                                     countries that have restructured sovereign debt pursuant to
Van Kampen Merritt Emerging Markets Income Trust.....................the framework of the Brady Plan
                                                                     Provide the potential for capital appreciation and income
                                                                     consistent with the preservation of invested capital, by
                                                                     investing in a portfolio of equity securities which provide
Van Kampen Merritt Global Telecommunications Trust...................equipment for or services to the telecommunications industry
                                                                     Provide the potential for capital appreciation and income
                                                                     consistent with the preservation of invested capital, by
                                                                     investing in a portfolio of equity securities diversified
Van Kampen Merritt Global Energy Trust...............................within the energy industry
                                                                     Provide an above average total return through a combination of potential capital appreciation and dividend income,
                                                                     consistent with preservation of invested capital, by
                                                                     investing in a portfolio of common stocks of the ten
Strategic Ten Trust                                                  companies in a recognized stock exchange index having the
 (United States, United Kingdom, and Hong Kong Portfolios)...........highest dividend yields
                                                                     Provide the potential for capital appreciation and income
                                                                     consistent with the preservation of invested capital, by
                                                                     investing in a portfolio of equity securities diversified
Van Kampen Merritt Brand Name Equity Trust...........................within the non-durable consumer products industry

*The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average.

Name of Mutual Fund                                        Fund Investment Objective
Van Kampen Merritt U.S. Government Fund....................High current income by investing in U.S. Government securities
                                                           High current income exempt from Federal income taxes by investing in
Van Kampen Merritt Insured Tax Free Income Fund............insured municipal securities
                                                           High level of current income exempt from Federal income tax, consistent
Van Kampen Merritt Municipal Income Fund...................with preservation of capital
                                                           High current income exempt from Federal income taxes by investing in
Van Kampen Merritt Tax Free High Income Fund...............medium and lower grade municipal securities
                                                           High current income exempt from Federal and California income taxes by
Van Kampen Merritt California Insured Tax Free Fund........investing in insured California municipal securities
                                                           Provide a high level of current income by investing in medium and lower grade domestic and foreign government and corporate debt securities.
Van Kampen Merritt High Yield Fund.........................The Fund will seek capital appreciation as a secondary objective
                                                           Long-term growth of both capital and dividend income by investing in
Van Kampen Merritt Growth and Income Fund..................dividend paying common stocks
                                                           High current income exempt from Federal and Pennsylvania state and local income taxes by investing in medium and lower grade Pennsylvania
Van Kampen Merritt Pennsylvania Tax Free Income Fund.......municipal securities
                                                           High current income by investing in a broad range of money market
Van Kampen Merritt Money Market Fund.......................instruments that will mature within twelve months
                                                           High current income exempt from Federal income taxes by investing in a broad range of municipal securities that will mature within twelve
Van Kampen Merritt Tax Free Money Fund.....................months
                                                           High current income by investing in a global portfolio of high quality debt securities denominated in various currencies having remaining
Van Kampen Merritt Short-Term Global Income Fund...........maturities of not more than three years
                                                           High level of current income with a relatively stable net asset value
Van Kampen Merritt Adjustable Rate U.S. Government Fund....investing in U.S. Government securities
                                                           High level of current income exempt from Federal income tax, consistent
Van Kampen Merritt Limited Term Municipal Income Fund......with preservation of capital
                                                           Provide capital appreciation and current income by investing in a diversified portfolio of common stocks and income securities issued by
Van Kampen Merritt Utility Fund............................companies engaged in the utilities industry
                                                           Provide shareholders with high current income. The Fund will seek
Van Kampen Merritt Strategic Income Fund...................capital appreciation as a secondary objective
                                                           High level of current income exempt from Federal income tax and Florida intangible personal property taxes consistent with preservation of
Van Kampen Merritt Florida Insured Tax Free Income Fund....capital
                                                           High level of current income exempt from Federal income tax and New
Van Kampen Merritt New Jersey Tax Free Income Fund.........Jersey gross income tax consistent with preservation of capital
                                                           High level of current income exempt from Federal as well as New York
                                                           State and New York City income taxes, consistent with preservation of
Van Kampen Merritt New York Tax Free Income Fund...........capital
                                                           To provide shareholders current income while also seeking to provide
Van Kampen Merritt Balanced Fund...........................capital growth

Name of Closed-end Fund                                     Fund Investment Objective
                                                            High current income exempt from Federal income taxes with safety of principal by investing in a diversified portfolio of investment grade
Van Kampen Merritt Municipal Income Trust...................municipal securities
                                                            High current income exempt from Federal and California income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt California Municipal Trust...............investment grade California municipal securities
                                                            High current income while seeking to preserve shareholders' capital by investing in a diversified portfolio of high yield fixed income
Van Kampen Merritt Intermediate Term High Income Trust......securities
                                                            High current income while seeking to preserve shareholders' capital by investing in a diversified portfolio of high yield fixed income
Van Kampen Merritt Limited Term High Income Trust...........securities
                                                            High current income, consistent with preservation of capital by
Van Kampen Merritt Prime Rate Income Trust..................investing in interests in floating or variable rate senior loans
                                                            High current income exempt from Federal income tax, consistent with
Van Kampen Merritt Investment Grade Municipal Trust.........preservation of capital
                                                            High level of current income exempt from Federal income tax,
Van Kampen Merritt Municipal Trust..........................consistent with preservation of capital
                                                            High current income exempt from Federal and California income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt California Quality Municipal Trust.......investment grade California municipal securities
                                                            High current income exempt from Federal income taxes and Florida intangible personal property taxes with safety of principal by investing in a diversified portfolio of investment grade Florida
Van Kampen Merritt Florida Quality Municipal Trust..........municipal securities
                                                            High current income exempt from Federal as well as New York State and
                                                            New York City income taxes with safety of principal by investing in a
Van Kampen Merritt New York Quality Municipal Trust.........diversified portfolio of investment grade New York municipal securities
                                                            High current income exempt from Federal and Ohio income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt Ohio Quality Municipal Trust.............investment grade Ohio municipal securities
                                                            High current income exempt from Federal and Pennsylvania income taxes with safety of principal by investing in a diversified portfolio of
Van Kampen Merritt Pennsylvania Quality Municipal Trust.....investment grade Pennsylvania municipal securities
                                                            High level of current income exempt from Federal income tax,
Van Kampen Merritt Trust for Investment Grade Municipals....consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital by investing in a diversified portfolio of municipal securities which are covered by insurance with
Van Kampen Merritt Trust for Insured Municipals.............respect to timely payment of principal and interest
                                                            High level of current income exempt from Federal and California income
Van Kampen Merritt Trust for Investment Grade CA            taxes, consistent with preservation of capital by investing in a
 Municipals.................................................diversified portfolio of California municipal securities
                                                            High level of current income exempt from Federal income taxes, consistent with preservation of capital. The Fund also seeks to offer
Van Kampen Merritt Trust for Investment Grade FL            its Shareholders the opportunity to own securities exempt from Florida
 Municipals.................................................intangible personal property taxes
Van Kampen Merritt Trust for Investment Grade NJ
 Municipals                                                 High level of current income exempt from Federal income taxes and New
  ..........................................................Jersey gross income taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal as well as from New
Van Kampen Merritt Trust for Investment Grade NY            York State and New York City income taxes, consistent with
 Municipals.................................................preservation of capital
                                                            High level of current income exempt from Federal and Pennsylvania
Van Kampen Merritt Trust for Investment Grade PA            income taxes and, where possible under local law, local income and
 Municipals.................................................property taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital by investing in a diversified
Van Kampen Merritt Municipal Opportunity Trust..............portfolio of municipal securities
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital by investing in a diversified
Van Kampen Merritt Advantage Municipal Income Trust.........portfolio of municipal securities
                                                            High level of current income exempt from Federal and Pennsylvania
Van Kampen Merritt Advantage Pennsylvania Municipal         income taxes and, where possible under local law, local income and
 Income Trust...............................................property taxes, consistent with preservation of capital
                                                            Provide common shareholders with a high level of current income exempt
Van Kampen Merritt Strategic Sector Municipal Trust.........from Federal income taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income taxes,
Van Kampen Merritt Value Municipal Income Trust.............consistent with preservation of capital
Van Kampen Merritt California Value Municipal               High level of current income exempt from Federal and California income
 Income Trust...............................................taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income taxes and
Van Kampen Merritt Massachusetts Value Municipal            Massachusetts personal income taxes, consistent with preservation of
  Income Trust..............................................capital
Van Kampen Merritt New Jersey Value Municipal               High level of current income exempt from Federal income taxes and New
 Income Trust...............................................Jersey gross income tax, consistent with preservation of capital
                                                            High level of current income exempt from Federal as well as New York
Van Kampen Merritt New York Value Municipal                 State and New York City income taxes, consistent with preservation of
 Income Trust...............................................capital
Van Kampen Merritt Ohio Value Municipal Income              High level of current income exempt from Federal and Ohio income
 Trust......................................................taxes, consistent with preservation of capital
Van Kampen Merritt Pennsylvania Value Municipal             High level of current income exempt from Federal and Pennsylvania
  Income Trust..............................................income taxes, consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax,
Van Kampen Merritt Municipal Opportunity Trust II...........consistent with preservation of capital
                                                            High level of current income exempt from Federal income tax, consistent with preservation of capital. The Fund seeks to offer its common shareholders the opportunity to own securities exempt from
Van Kampen Merritt Florida Municipal Opportunity Trust .....Florida intangible personal property taxes
                                                            Provide common shareholders with a high level of current income exempt
Van Kampen Merritt Advantage Municipal Income Trust II......from Federal income tax, consistent with preservation of capital
                                                            To provide common shareholders with a high level of current income
Van Kampen Merritt Select Sector Municipal Trust............exempt from Federal income tax, consistent with preservation of capital


If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission,
(ii) terminate the Trust Agreement and liquidate the Fund as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

All costs and expenses incurred in creating and establishing the Fund, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses have been borne by the Sponsor at no cost to the Fund.

Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Obligations for the Trust portfolio.

In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the certificates issued by the Trust to, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation (see "Rights of UnitholdersReports Provided"). The
Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Obligations held in the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the Trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall invest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

 OTHER MATTERS

 Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Various counsel have acted as counsel for the Trustee.

Independent Certified Public Accountants. The statement of condition and the related portfolio included in Part One of this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

DESCRIPTION OF OBLIGATION RATINGS

Sandard & Poor's Ratins Group. A brief description of the applicable Standard & Poor's Ratings Group (Standard & Poor's) rating symbols and their meanings follows:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.   Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

As published by the rating companies.

A - Bonds rated A have a strong capacity to pay interest and repay principal although the are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA"to "BBB"may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The symbol "(p)"indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:


Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as " gilt edge". Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. With the occasional exception of oversupply in a few specific instances, the safety of obligations of this class is so absolute that their market value is affected solely by money market fluctuations.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. These Aa bonds are high grade, their market value virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as higher medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by credit circumstances during a sustained period of depressed business conditions. During periods of normalcy, bonds of this quality frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

Baa - Bonds which are rated Baa are considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations move in parallel with Aaa, Aa and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


No person is authorized to give any information or to make any representation not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the
Trust, the Sponsor or the dealers.   This Prospectus does not constitute an
offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

Sponsor: VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.

 TABLE OF CONTENTS
Title                                          Page
Summary of Essential Financial
  Information................................   1
The Trust....................................   2
Investment Objectives and
  Portfolio Selection........................   2
Trust Portfolio..............................   3
Estimated Current Return and
  Estimated Long-Term Return.................   6
Trust Operating Expenses.....................   6
Insurance on the Obligations.................   7
Tax Status...................................  11
Public Offering..............................  14
Rights of Unitholders........................  16
Trust Administration.........................  19
Other Matters................................  25
Description of Obligation
  Ratings....................................  25

VAN KAMPEN MERRITT
INSURED INCOME TRUST

A Wealth of Knowledge A Knowledge of Wealth(sm)
VAN KAMPEN AMERICAN CAPITAL

One Parkview Plaza
Oakbrook Terrace, Illinois  60181

2800 Post Oak Boulevard
Houston,Texas  77056

PROSPECTUS
PART TWO

Note: This Prospectus May Be Used Only
When Accompanied by Part One. Both
Parts of this Prospectus should be retained for future reference.

Dated as of the dateof the Prospectus
Part I accompanyingthe ProspectusPart II.







                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants
                               Signatures


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Merritt Insured Income Trust, Series 24 and Series 25 (Intermediate), certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 22nd day of December, 1995.

                         Van Kampen Merritt Insured Income Trust, Series
                            24 and Series 25 (Intermediate)
                            (Registrant)

                         By Van Kampen American Capital Distributors,
                            Inc.
                            (Depositor)


                         By: Sandra A. Waterworth
                             Vice President

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on December 22, 1995:

 Signature                  Title

Don G. Powell         Chairman and Chief           )
                      Executive Officer            )
                                                   )
William R. Molinari   President and Chief          )
                      Operating Officer            )
                                                   )
Ronald A. Nyberg      Executive Vice President     )
                      and General Counsel          )
                                                   )
William R. Rybak      Executive Vice President and )
                       Chief Financial Officer     ) Sandra A. Waterworth
                                                   )  (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 203 (File No. 33-65744) and with the Registration Statement on Form S-6 of Insured Municipals Income Trust, 170th Insured Multi-Series (File No. 33-55891) and the same are hereby incorporated herein by this reference.